As filed with the Securities and Exchange Commission on March 15, 2011

Securities Act of 1933 File No. 33-78960
Investment Company Act of 1940 File No. 811-08510

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/
Pre-Effective Amendment No.	/ /
Post-Effective Amendment No. 43	/X/
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/
Amendment No. 46

Matthews International Funds
 (Exact name of registrant as specified in charter)

Four Embarcadero Center, Suite 550
San Francisco, CA  94111
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code:  (415) 788-6036

________________________________

William J. Hackett, President
Four Embarcadero Center, Suite 550
San Francisco, CA  94111
(Name and Address of Agent for Service)

________________________________

Copies To:
David A. Hearth, Esq.
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
 San Francisco, CA 94105

It is proposed that this filing will become effective

          immediately upon filing pursuant to paragraph (b)
           on ____________ pursuant to paragraph (b)
           60 days after filing pursuant to paragraph (a)(1)
           on ____________ pursuant to paragraph (a)(1)
   X     75 days after filing pursuant to paragraph (a)(2)
          on ____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

          This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

 Matthews Asia Funds

PROSPECTUS May [_], 2011	CHINA SMALL COMPANIES FUND (XXXXX) Investor Class Shares

matthewsasia.com

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved the Funds. Also, the SEC has not passed upon the adequacy or accuracy of this prospectus. Anyone who informs you otherwise is committing a crime.

CONTENTS

Please read this document carefully before you make any investment decision. If you have any questions, do not hesitate to contact a Matthews Asia Funds representative at 800-789-ASIA [2742] or visit matthewsasia.com.

Please keep this prospectus with your other account documents for future reference.

Fund Summary
Additional Fund Information
Important Information
Financial Highlights
Investment Objectives of the Funds
Investment Strategies
Risks of Investing in the Funds
Management of the Funds
Investing in the Matthews Asia Funds
Pricing of Fund Shares
Purchasing Shares
Exchanging Shares
Selling (Redeeming) Shares
Market Timing Activities and Redemption Fees
Other Shareholder Information
Index Definitions
General Information
Privacy Statement

FUND SUMMARY

Investment Objective

Long-term capital appreciation

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed on shares held fewer than 90 days)		2.00%

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fee		1.00%
Distribution (12b-1) Fees		None
Other Expenses(1)		1.10%
Administration and Shareholder Servicing Fees	0.19%
Fee Waiver and Expense Reimbursement		(0.10%)1
Total Annual Operating Expenses		2.00%
(1) “Other Expenses” for the Fund are based on estimated amounts for the current fiscal year.  Matthews has contractually agreed to waive fees and reimburse expenses until [ ], 2012 to the extent needed to limit Total Annual Operating Expenses to 2.00%. The amount of the waiver is based on estimated Fund expenses. The fee waiver may be terminated at any time by the Funds on 60 days’ written notice.

EXAMPLE OF FUND EXPENSES*
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	$203	Three Years:	$638

*Expense examples are based on estimates of administrative, shareholder servicing, and other fees and expenses that the Fund is expected to pay. Actual fees will vary.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance.

Principal Investment Strategy

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in the common and preferred stocks of Small Companies (defined below) located in China and Taiwan. China includes its administrative and other districts, such as Hong Kong. A company is considered to be “located” in a country if it (i) is organized under the laws of that country; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country; (iii) has the primary trading markets for its securities in that country; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country.

The Fund intends to invest in smaller companies that Matthews believes have growth prospects. Matthews determines whether a company should be considered to be a small company based on the size of its revenues, number of employees, net assets, the size and depth of its product line, level of development, and other factors compared to other companies in its industry, sector or region (“Small Companies”). The Fund shall not invest in any company that has a market capitalization (the number of the company’s shares outstanding times the market price per share for such securities) higher than the greater of $3 billion or the market capitalization of the largest company included in the Fund’s primary benchmark index if, at the time of purchase, more than 20% of the Fund’s assets are already invested in such companies. The Fund may continue to hold a security if its market capitalization increases above these levels after purchase.

The Fund’s primary benchmark index is the MSCI China Small Cap Index.

Principal Risks of Investment

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations; international relations with other nations; natural disasters; corruption and military activity.  The economies of China, Hong Kong and Taiwan may differ from the economies of other countries, especially developed economies, in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, China may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Risks Associated with Emerging Markets: Many Asian countries are considered emerging markets. Emerging markets are often less stable politically and economically than developed markets such as the United States, and investing in emerging markets involves different and greater risks. There may be less publicly available information about companies in emerging markets. The stock exchanges and brokerage industries of emerging markets do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Risks associated with China, Hong Kong and Taiwan

China.  The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations.  Changes in these policies could adversely impact affected industries or companies.  China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S.  In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles.

Hong Kong. If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Fund’s investments.

Taiwan. The continuing hostility between China and Taiwan may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible.

Risks Associated with Smaller Companies: Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative.  Such companies often have limited product lines, markets or financial resources. Smaller companies may be more dependent on one or few key persons and may lack depth of management. Larger portions of their stock may be held by a small number of investors (including founders and management) than is typical of larger companies.  Credit may be more difficult to obtain (and on less advantageous terms) than for larger companies.  As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) may be greater than in larger or more established companies.  The Fund may have more difficulty obtaining information about smaller companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them.  Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of such companies generally are subject to more-abrupt or erratic price movements than more widely held or larger, more-established companies or the market indices in general.  The value of securities of smaller companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.

Investment Advisor: Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers:

Lead Manager:

Co-Manager:

For important information about the Purchase and Sale of Fund Shares; Taxes; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page XX.

Important Information

Purchase and Sale of Fund Shares: You may purchase and sell shares directly through the Fund’s transfer agent, by calling 800-789-ASIA [2742] or online at matthewsasia.com. Shares of the Fund may also be purchased and sold through various securities brokers and benefit plan administrators or their sub-agents (“Third-Party Intermediaries”). You may purchase and redeem shares by electronic bank transfer, check, or wire. You buy and redeem shares at the Fund's next-determined net asset value (NAV) after the Fund receives your request in good order. NAVs are determined only on days when the NYSE is open for regular trading. The minimum initial and subsequent investment amounts for various types of accounts offered by the Fund are shown below.

Type of Account	Minimum Initial Investment	Subsequent Investments
Non-retirement	$2,500	$100
Retirement and Coverdell	$500	$50

Tax Information: The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Ordinary income and capital gains for such accounts are taxed on a deferred basis.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), Matthews may pay the intermediary for the sale of Fund shares and related services. Shareholders who purchase or hold shares through an intermediary may inquire about such payments from that intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s web site for more information.

Financial Highlights

The Fund is new and does not have a full calendar year of performance or financial information to present.

Additional Fund Information

Investment Objectives of the Fund

Long-Term Capital Appreciation

Principal Investment Strategies

Matthews International Capital Management, LLC (“Matthews”) is the investment advisor to the Fund. Matthews invests in the Asia Pacific region (as defined below) based on its assessment of the future development and growth prospects of companies located in that region. Matthews believes that the region’s countries are on paths toward economic development and, in general, deregulation and greater openness to market forces.  Matthews believes in the potential for these economies, and that the intersection of development and deregulation will give rise to new markets and create opportunities for further growth. Matthews attempts to capitalize on its beliefs by investing in companies it considers to be well-positioned to participate in the region’s economic evolution.  Matthews uses a range of approaches to participate in the anticipated growth of the Asia Pacific region to suit clients’ differing needs and investment objectives.

Matthews researches the fundamental characteristics of individual companies to help to understand the foundation of a company’s long-term growth, and to assess whether it is generally consistent with Matthews’ expectations for the region’s economic evolution. Matthews evaluates potential portfolio holdings on the basis of their individual merits, and invests in those companies that it believes are positioned to help the Fund achieve its investment objectives.

Matthews has long-term investment goals, and its process aims to identify potential portfolio investments that can be held over an indefinite time horizon. Matthews regularly tests its beliefs and adjusts portfolio holdings in light of prevailing market conditions and other factors, including, among other things, economic, political or market events (e.g., changes in credit conditions or military action), changes in relative valuation (of a company’s growth prospects relative to other issuers), liquidity requirements and corporate governance.

Matthews has long-term investment goals, and its process aims to identify potential portfolio investments that can be held over an indefinite time horizon.

Matthews Seeks to Invest in the Long-Term Growth Potential of the Asia Pacific Region

▪	Matthews believes that the countries of the Asia Pacific region will continue to benefit from economic development over longer investment horizons.

▪	Matthews seeks to invest in those companies that it believes will benefit from the long-term economic evolution of the region and that will help the Fund achieve its investment objective.

▪	Matthews generally does not hedge currency risks.

Matthews and the Fund Believe in Investing for the Long Term

▪	Matthews constructs portfolios with long investment horizons—typically five to ten years.

Matthews Is an Active Investor with Strong Convictions

▪
Matthews uses an active approach to investment management (rather than relying on passive or index strategies) because it believes that the current composition of the stock markets and indices may not be the best guide to the most successful industries and companies of the future.

▪	Matthews invests in individual companies based on fundamental analysis that aims to develop an understanding of a company’s long-term business prospects.

▪	Matthews monitors the composition of benchmark indices but is not constrained by their composition or weightings, and constructs portfolios independently of indices.

▪	Matthews believes that investors benefit in the long term when a fund is fully invested.

Matthews Is a Fundamental Investor

▪
Matthews believes that fundamental investing is based on identifying, analyzing and understanding basic information about a company or security.  These factors may include matters such as balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health.

▪	Matthews may also consider factors such as:

-
Management: Does the management exhibit integrity? Is there a strong corporate governance culture? What is the business strategy? Does management exhibit the ability to adapt to change and handle risk appropriately?

-	Evolution of Industry: Can company growth be sustained as the industry and environment evolve?

-	Valuation: Is the company’s valuation reasonable in relation to its growth prospects and relative to other similar companies in the region or globally?

▪	Following this fundamental analysis, Matthews seeks to invest in companies and securities that it believes are positioned to help the Fund achieve its investment objective.

Matthews Focuses on Individual Companies

▪	Matthews develops views about the course of growth in the region over the long term.

▪	Matthews then seeks to combine these beliefs with its analysis of individual companies and their fundamental characteristics.

▪	Matthews then seeks to invest in companies and securities that it believes are positioned to help the Fund achieve its investment objective.

In extreme market conditions, Matthews may sell some or all of the Fund’s securities and temporarily invest the Fund’s money in U.S. government securities or money-market instruments backed by U.S. government securities, if it believes it is in the best interest of shareholders to do so.

The Fund concentrates its investments in China and Taiwan. A company is considered to be “located” in a country if it (i) is organized under the laws of that country; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country; (iii) has the primary trading markets for its securities in that country; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country.

Risks of Investing in the Fund

The main risks associated with investing in the Fund are described below and in the Fund Summary at the front of this prospectus.  Additional information is also included in the Fund’s Statement of Additional Information (“SAI”).

General Risks

There is no guarantee that a Fund’s investment objective will be achieved or that the value of the investments of the Fund will increase. If the value of the Fund’s investments declines, the net asset value (“NAV”) per share of the Fund will decline and investors may lose some or all of the value of their investment.

There is no guarantee that your investment in the Fund will increase in value.  The value of your investment in the Fund could go down, meaning you could lose some or all of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Foreign securities held by the Fund may be traded on days and at times when the NYSE is closed and the NAV of the Fund is therefore not calculated. Accordingly, the NAV of the Fund may be significantly affected on days when shareholders are not able to buy or sell shares of the Fund. For additional information on the calculation of the Fund’s NAV, see page XXXX.

Your investment in the Fund is exposed to many different financial, market, regional and country-related risks, including, but not limited to, the lower degree of economic development in some countries, less developed and more uncertain legal and financial systems, unusual or unique political structures, unpredictable foreign relations, the state of international economics and the global financial system, natural resources dependencies, and the effect of climate and environmental conditions.

Because of these risks, your investment in the Fund should constitute only a portion of your overall investment portfolio, not all of it. We recommend that you invest in the Fund only for the long term (at least five years), so that you can better manage volatility in the Fund’s NAV (as described below). Investing in regionally concentrated, single-country or small company funds, such as the Fund, may not be appropriate for all investors.

Risks Associated with Matthews’ Investment Approach

Matthews is an active manager, and its investment process does not rely on passive or index strategies.  For this reason, you should not expect that the composition of the Fund’s portfolios will closely track the composition or weightings of market indices (including the Fund’s benchmark index) or of the broader markets generally.  As a result, investors should expect that changes in the Fund’s net asset values and performance (over short and longer periods) will vary from the performance of such indices and of broader markets.  Differences in the performance of the Fund and any index (or the markets generally) may also result from the Fund’s fair valuation procedures, which the Fund uses to value their holdings for purposes of determining the Fund’s net asset value (see page XX).

Concentration Risk

From time to time, a relatively small number of companies and industries may represent a large portion of the total stock market in a particular country or region, and these companies and industries may be especially sensitive to adverse social, political, economic or regulatory developments.  Therefore, events affecting a small number of companies or industries may have a significant and potentially adverse impact on your investment in the Fund.  Additionally, because the Fund concentrates its investments in a single region of the world (or in a single country within that region), the Fund’s performance may be more volatile than that of funds that invest globally. If securities of China and Taiwan fall out of favor, it may cause the Fund to underperform funds that do not concentrate in a single region or country.

Developments in Global Credit and Equity Markets

Global capital markets in 2008 and 2009 experienced credit and valuation problems and the mass liquidation of investment portfolios.  These conditions have generated extreme volatility and illiquidity.  Volatility and illiquidity were exacerbated by, among other things, uncertainty regarding the extent of the problems in the mortgage industry and financial institutions, decreased risk tolerance by investors, significantly tightened availability of credit and global deleveraging.  This financial crisis caused a significant decline in the value and liquidity of many securities, and made valuation of the Fund’s portfolios more difficult.

Although market conditions started to improve in 2009, many difficult conditions remain or may return. Because of the expansive scope of these conditions, past investment strategies and models may not be able to identify all significant risks that the Fund may encounter, or to predict the duration of these events.  These conditions could prevent the Fund from successfully executing its investment strategies, result in future declines in the market values of the investment assets held by the Fund, or require the Fund to dispose of investments at a loss while such adverse market conditions prevail.

The Fund’s attempt to remain fully invested at all times and do not anticipate hedging interest rate or currency risks. These practices may make the Fund’s performance more volatile, especially during periods of distress in financial and credit markets.

Preferred Stocks

Preferred stock represents an equity or ownership interest in a company.  Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy.  However, in the event a company is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.  Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation’s earnings.  Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate.  If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline.  Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates.  Preferred stock is subject to many of the risks to which common stock and debt securities are subject.

Certain Risks of Fixed-Income Securities

Fixed-income securities (such as bonds) are subject to a variety of risks, including credit and interest rate risks.  “Credit risk” refers to the likelihood that an issuer will default in the payment of principal and/or interest on an instrument.  Financial strength and solvency of an issuer are the primary factors influencing credit risk.  In addition, lack or inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk.  Credit risk may change over the life of an investment and securities which are rated by rating agencies are often reviewed and may be subject to downgrade.  “Interest rate risk” refers to the risks associated with market changes in interest rates.  Interest rate changes may affect the value of a debt instrument indirectly (especially in the case of fixed rate securities) and directly (especially in the case of instruments whose rates are adjustable).  In general, rising interest rates will negatively impact the price of a fixed rate debt instrument and falling interest rates will have a positive effect on price.  Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a less degree (depending, however, on the characteristics of the reset terms, including, without limitation, the index chosen, frequency of reset and reset caps or floors).  Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules.

Dividend-Paying Equities

The Fund may invest in dividend-paying equity securities. There can be no guarantee that companies that have historically paid dividends will continue to pay them or pay them at the current rates in the future. A reduction or discontinuation of dividend payments may have a negative impact on the value of the Fund’s holdings in these companies. The prices of dividend-paying equity securities (and particularly of those issued by Asian companies) can be highly volatile. Investors should not assume that the Fund’s investments in these securities will necessarily reduce the volatility of the Fund’s NAV or provide “protection,” compared to other types of equity securities, when markets perform poorly. In addition, dividend-paying equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. During periods of rising interest rates, such securities may decline. The Fund’s investment in such securities may also limit its potential for appreciation during a broad market advance.

Initial Public Offerings (IPOs)

IPOs of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to the Funds, or only in very limited quantities. Thus, when a Fund’s size is smaller, any gains or losses from IPOs may have an exaggerated impact on a Fund’s performance than when the Fund is larger. Although IPO investments have had a positive impact on the performance of some Funds, there can be no assurance that the Fund will have favorable IPO investment opportunities in the future, or that a Fund’s investments in IPOs will have a positive impact on a Fund’s performance.

Risks Associated with Smaller Companies

The Fund invests in securities of small companies. Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative.  Such companies often have limited product lines, markets or financial resources. Smaller companies may be more dependent on one or few key persons and may lack depth of management. Larger portions of their stock may be held by a small number of investors (including founders and management) than is typical of larger companies.  Credit may be more difficult to obtain (and on less advantageous terms) than for larger companies.  As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) may be greater than in larger or more established companies.  Both of these factors may dilute the holdings, or otherwise adversely impact the rights of the Fund and smaller shareholders in corporate governance or corporate actions. Small companies also may be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established. The Fund may have more difficulty obtaining information about smaller companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them.  Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of such companies generally are subject to more-abrupt or erratic price movements than more widely held or larger, more-established companies or the market indices in general.  Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. For these and other reasons, the value of securities of smaller companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.

Market Timing and Other Short-Term Trading

The Fund is not intended for short-term trading by investors.  Investors who hold shares of the Fund for the short term, including market-timers, may harm the Fund and other shareholders by diluting the value of their shares, disrupting management of a Fund’s portfolio and causing the Fund to incur additional costs, which are borne by non-redeeming shareholders.  The Fund attempts to minimize the financial impact of market-timing transactions through the imposition of short-term redemption fees.  In addition, the Fund attempts to discourage time-zone arbitrage and similar market-timing activities, which seek to benefit from any differences between the Fund’s NAV and the fair value of its holdings that may occur between the closing times of foreign and U.S. markets, with the latter generally used to determine when the Fund’s NAV is calculated.  See page XXXX for additional information on the Fund’s policies and procedures related to short-term trading and market-timing activity.

China, Hong Kong and Taiwan

China. The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations.  For over three decades, the Chinese government has been reforming economic and market practices and providing a larger sphere for private ownership of property. While currently contributing to growth and prosperity, these reforms could be altered or discontinued at any time. Changes in these policies could adversely impact affected industries or companies. Military conflicts, either in response to internal social unrest or conflicts with other countries, could disrupt economic development. China’s long-running conflict over Taiwan remains unresolved, while territorial border disputes persist with several neighboring countries. While economic relations with Japan have deepened, the political relationship between the two countries has become more strained in recent years, which could weaken economic ties. Development of the Chinese economy is also vulnerable to developments on the Korean peninsula. Should political tension increase or military actions be precipitated, it could adversely affect the economy and destabilize the region as a whole. There is also a greater risk involved in currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation. The Chinese government also sometimes takes actions intended to increase or decrease the values of Chinese stocks. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S.  In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. Social cohesion in China is being tested by growing income inequality and larger scale environmental degradation.  Social instability could threaten China’s political system and economic growth, which could decrease the value of the Fund’s investments.

Hong Kong. Since Hong Kong reverted to Chinese sovereignty in 1997, it has been governed by the Basic Law, a “quasi-constitution.”  The Basic Law guarantees a high degree of autonomy in certain matters until 2047, while defense and foreign affairs are the responsibility of the central government in Beijing. If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Fund’s investments. There is uncertainty as to whether China will continue to respect the relative independence of Hong Kong and refrain from exerting a tighter grip on Hong Kong’s political, economic and social concerns. The economy of Hong Kong may be significantly affected by increasing competition from the emerging economies of Asia, including that of China itself.  In addition, the Hong Kong dollar trades within a fixed trading band rate to (or is “pegged” to) the U.S. dollar.  This fixed exchange rate has contributed to the growth and stability of the Hong Kong economy.  However, some market participants have questioned the continued viability of the currency peg.  It is uncertain what affect any discontinuance of the currency peg and the establishment of an alternative exchange rate system would have on capital markets generally and the Hong Kong economy.

Taiwan. The political reunification of China and Taiwan, over which China continues to claim sovereignty, is a highly complex issue and is unlikely to be settled in the near future. The continuing hostility between China and Taiwan may have an adverse impact on the values of investments in both China and Taiwan, or make investments in China and Taiwan impractical or impossible. Any escalation of hostility between China and Taiwan would likely distort Taiwan’s capital accounts, as well as have a significant adverse impact on the value of investments in both countries and the region.

Taiwan’s growth has to a significant degree been export-driven.  While the percentage of Taiwan’s exports purchased by the United States has been declining recently, the United States has remained a key export market.  Accordingly, Taiwan is affected by changes in the economies of the United States and other main trading partners, by protectionist impulses in those countries and by the development of export sectors in lower-wage economies.  In the event that growth in the export sector declines in the future, the burden of future growth will increasingly be placed on domestic demand.

Taiwan has limited natural resources, resulting in dependence on foreign sources for certain raw materials and vulnerability to global fluctuations of price and supply.  This dependence is especially pronounced in the energy sector.  In recent years, over half of Taiwan’s crude oil has been supplied by Kuwait and Saudi Arabia.  A significant increase in energy prices could have an adverse impact on Taiwan’s economy.

For additional information about strategies and risks, see the Fund Summary and the Fund’s SAI.   The SAI is available to you free of charge. To receive an SAI, please call 800-789-ASIA (2742), visit the Fund’s website at matthewsasia.com, or visit the SEC’s website at sec.gov and access the EDGAR database.

Management of the Fund

Matthews International Capital Management, LLC is the investment advisor to the Fund and the Matthews Asia Funds (the “Funds”).  Matthews is located at Four Embarcadero Center, Suite 550, San Francisco, California 94111 and can be reached toll free by telephone at 800-789-ASIA [2742].  Matthews was founded in 1991 by G. Paul Matthews.  Since its inception, Matthews has specialized in managing portfolios of Asian securities.  Matthews invests the Fund’s assets, manages the Fund’s business affairs, supervises the Fund’s overall day-to-day operations, and provides the personnel needed by the Fund with respect to Matthews’ responsibilities pursuant to an investment advisory agreement with the Fund (the “Advisory Agreement”).  Matthews also furnishes the Fund with office space and provides certain administrative, clerical and shareholder services to the Fund pursuant to an administration and shareholder servicing agreement with the Funds.

Under an amendment to the Advisory Agreement effective [      ], 2011, the Fund pays Matthews a fee equal to 1.00% of its annual average daily net assets.  The Fund pays Matthews a monthly fee of one-twelfth (1/12) of the management fee of its average daily net asset value for the month. A discussion regarding the basis for the Board of Trustees’ approval of the Advisory Agreement of the Fund will be available in the Fund’s Annual Report to Shareholders for the year ended December 31, 2011. As the Fund has not yet commenced operation, no investment manager fees have been paid to Matthews.

Pursuant to an Administration and Shareholder Services Agreement dated as of August 13, 2004, as amended, (the “Services Agreement”) effective December 1, 2010, the Funds pay Matthews 0.25% of the aggregate average daily net assets of the Funds  up to $2 billion, 0.1834% of the aggregate average daily net assets of the Funds between $2 billion and $5 billion, 0.15% of the aggregate average daily net assets within the Funds between $5 billion and $7.5 billion, 0.125% of their aggregate average daily net assets between $7.5 billion and $15 billion, and .11% of their aggregate average daily net assets over $15 billion. Matthews receives this compensation for providing certain administrative and shareholder services to the Funds and current shareholders of the Funds, including overseeing the activities of the Fund’s transfer agent, accounting agent, custodian and administrator; assisting with the daily calculation of the Fund’s net asset values; overseeing the Fund’s compliance with its legal, regulatory and ethical policies and procedures; assisting with the preparation of agendas and other materials drafted by the Fund’s third-party administrator and other parties for the Trust’s Board meetings; coordinating and executing Fund launches and closings (as applicable); general oversight of the vendor community at large as well as industry trends to ensure that shareholders are receiving quality service and technology; responding to shareholder communications including coordinating shareholder mailings, proxy statements, annual reports, prospectuses and other correspondence from the Funds to shareholders; providing regular communications and investor education materials to shareholders, which may include communications via electronic means, such as electronic mail; providing certain shareholder services not handled by the Fund’s transfer agent or other intermediaries (such as fund supermarkets); communicating with investment advisors whose clients own or hold shares of the Fund; and providing such other information and assistance to shareholders as may be reasonably requested by such shareholders.

Under a written agreement between the Funds and Matthews, Matthews agrees to waive fees and reimburse expenses to the Fund if its expense ratio exceeds a certain percentage level.  For the Fund, this level is 2.00%.  In turn, if a Fund’s expenses fall below the level noted above within three years after Matthews has made such a waiver or reimbursement, the Fund may reimburse Matthews up to an amount not to exceed its expense limitation. This agreement will continue through at least [      ], 2012. This agreement may be extended for additional periods.

Portfolio Managers

The Fund is managed by the Lead Portfolio Manager[s], who [are/is] supported by and consult with, for most of the Funds, the Co-Portfolio Manager[s].  The Lead Portfolio Manager of the Fund is responsible for its day-to-day investment management decisions.

LEAD MANAGER:

CO-MANAGER:

CO-MANAGER:

CO-MANAGER:

The investment team travels extensively to Asia to conduct research relating to the region’s markets.   The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.

Investing in Matthews Asia Funds

Pricing of Fund Shares

The price at which the Fund’s shares are bought or sold is called the net asset value per share, or “NAV.” The NAV is computed once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 PM Eastern Time, on each day that the exchange is open for trading. In addition to Saturday and Sunday, the NYSE is closed on the days that the following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

The NAV is computed by adding the value of all securities and other assets of the Fund, deducting any liabilities, and dividing by the total number of outstanding shares. The Fund’s expenses are generally accounted for by estimating the total expenses for the year and applying each day’s estimated expense when the NAV calculation is made.

The value of the Fund’s exchange-traded securities is based on market quotations for those securities, or on their fair value determined by or under the direction of the Fund’s Board of Trustees (as described below).  Market quotations are provided by pricing services that are independent of the Fund and Matthews.  Foreign exchange-traded securities are valued as of the close of trading of the primary exchange on which they trade.  Securities that trade in over-the-counter markets, including most debt securities (bonds), may be valued using indicative bid and ask quotations from bond dealers or market makers, or other available market information, or on their fair value as determined by or under the direction of the Fund’s Board of Trustees (as described below).  The Fund may also utilize independent pricing services to assist it in determining a current market value for each security based on sources believed to be reliable.

Foreign values of the Fund’s securities are converted to U.S. dollars using exchange rates determined as of the close of trading on the NYSE and in accordance with the Fund’s Pricing Policies.  The Fund generally uses the foreign currency exchange rates deemed to be most appropriate by a foreign currency pricing service that is independent of the Fund and Matthews.

The Fund values any exchange-traded security for which market quotations are unavailable or have become unreliable, and any over-the-counter security for which indicative quotes are unavailable, at that security’s fair market value.  In general, the fair value of such securities is determined, in accordance with the Fund’s Pricing Policies and subject to the Board’s oversight, by a pricing service retained by the Fund that is independent of the Fund and Matthews.  There may be circumstances in which the Fund’s independent pricing service is unable to provide a reliable price of a security.  In addition, when establishing a security’s fair value, the independent pricing service may not take into account events that occur after the close of Asian markets but prior to the time the Fund calculates its NAVs.  Similarly, there may be circumstances in which a foreign currency exchange rate is deemed inappropriate for use by the Fund or multiple appropriate rates exist.  In such circumstances, the Board of Trustees has delegated the responsibility of making fair-value determinations to a Valuation Committee composed of employees of Matthews (some of whom may also be officers of the Funds) and at least one independent Trustee of the Fund.  In these circumstances, the Valuation Committee will determine the fair value of a security, or a fair exchange rate, in good faith, in accordance with the Fund’s Pricing Policies and subject to the oversight of the Board.  When fair value pricing is employed (whether through the Fund’s independent pricing service or the Valuation Committee), the prices of a security used by the Fund to calculate its NAV typically differ from quoted or published prices for the same security for that day.  In addition, changes in a Fund’s NAV may not track changes in published indices of, or benchmarks for, Asian Pacific securities.  Similarly, changes in a Fund’s NAV may not track changes in the value of closed-end investment companies, exchange-traded funds or other similar investment vehicles.

Foreign securities held by the Fund may be traded on days and at times when the NYSE is closed and the NAV is therefore not calculated.  Accordingly, the NAV of the Fund may be significantly affected on days when shareholders have no access to the Fund.  For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates.

Purchasing Shares

The Fund is open for business each day the NYSE is open.  You may purchase Fund shares directly from the Fund by mail, telephone, online or by wire without paying any sales charge. The price for each share you buy will be the NAV calculated after your order is received in good order by the Fund. “In good order” means that payment for your purchase and all the information needed to complete your order must be received by the Fund before your order is processed. If your order is received before the close of regular trading on the NYSE (generally 4:00 PM Eastern Time) on a day the Fund’s NAVs are calculated, the price you pay will be that day’s NAV. If your order is received after the close of regular trading on the NYSE, the price you pay will be the next NAV calculated.

You may purchase shares of the Fund directly through the Fund’s transfer agent, which is a registered broker-dealer, by calling 800-789-ASIA [2742]. Shares of the Fund may also be purchased through various securities brokers and benefit plan administrators or their sub-agents (“Third-Party Intermediaries”). These Third-Party Intermediaries may charge you a fee for their services. You should contact them directly for information regarding how to invest or redeem through them. In addition, certain Third-Party Intermediaries may charge you service or transaction fees. If you purchase or redeem shares through the Fund’s transfer agent or a Third-Party Intermediary, you will, generally, receive the NAV calculated after receipt of the order by them on any day the NYSE is open.  A Fund’s NAV is calculated as of the close of regular trading on the NYSE (generally, 4:00 PM Eastern Time) on each day that the NYSE is open.  If your order is received by the Fund or a Third-Party Intermediary after that time, it will be purchased or redeemed at the next-calculated NAV.  There may also be times when, notwithstanding that your order is received by a Third-Party Intermediary before the close of regular trading on the NYSE, you receive the NAV for the Fund calculated on the following business day.  This circumstance may arise because your Third-Party Intermediary has failed to transmit your order prior to a deadline that may apply to the Third-Party Intermediary or the Fund.

The Fund may reject for any reason, or cancel as permitted or required by law, any purchase at any time.

Brokers and benefit plan administrators who perform transfer agency and shareholder servicing for the Fund may receive fees from the Fund for these services. Brokers and benefit plan administrators who also provide distribution services to the Fund may be paid by Matthews (out of its own resources) for providing these services.  For further information, please see Additional Information about Shareholder Servicing and Other Compensation to Intermediaries on page XX.

You may purchase shares of the Fund by telephone or online.  New accounts may be opened online or by mailing a completed application.  Please see Purchasing Shares on page XX, and Telephone and Online Transactions on page XX.  Call 800-789-ASIA [2742] or visit matthewsasia.com for details.

The Fund does not accept third-party checks, temporary (or starter) checks, bank checks, cash, credit card checks, traveler’s checks, cashier’s checks, official checks or money orders.  If the Fund receives notice of insufficient funds for a purchase made by check, the purchase will be cancelled and you will be liable for any related losses or fees the Fund or its transfer agent incurs.  The Fund may reject any purchase order or stop selling shares of the Fund at any time. Also, the Fund may vary or waive the initial investment minimum and minimums for additional investments.

Additionally, if any transaction is deemed to have the potential to adversely impact any of the Fund, the Fund reserves the right to, among other things, reject any purchase or exchange request, limit the amount of any exchange, or revoke a shareholder’s privilege to purchase Fund shares (including exchanges).

Please note that when opening your account the Fund follow identity verification procedures outlined on page XX.

Individual Retirement Accounts

The Fund offers Individual Retirement Accounts (IRAs).  Applications for IRAs may be obtained by calling 800-789-ASIA [2742] or by visiting matthewsasia.com.

Traditional IRA
A Traditional IRA is an IRA with contributions that may or may not be deductible depending on your circumstances.  Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.

Spousal IRA
A Spousal IRA is an IRA funded by a working spouse in the name of a non-working spouse.

Roth IRA
A Roth IRA is an IRA with non-deductible contributions and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met.

Other Accounts

Coverdell Education Savings Account
Similar to a non-deductible IRA, a Coverdell Education Savings Account (ESA) allows you to make non-deductible contributions that can grow tax-free and if used for qualified educational expenses can be withdrawn free of federal income taxes.

For more complete IRA or Coverdell ESA information or to request applications, please call 800-789-ASIA [2742] to speak with the Fund representative or visit matthewsfunds.com.

Minimum Investments in the Fund (U.S. Residents*)

Non-retirement plan accounts

Initial investment:	$2,500
Subsequent investments:	$100

Retirement and Coverdell plan accounts**

Initial investment:	$500
Subsequent investments:	$50

*	Additional limitations apply to non-U.S. residents. Please contact the Fund representative at 800-789-ASIA [2742] for information and assistance.

**	Retirement plan accounts include IRAs and 401(k) plans. Speak with the Fund representative for information about the retirement plans available.

Purchasing Shares
Opening an Account (Initial Investment)

By Mail
You can obtain an account application by calling 800-789-ASIA [2742] between 9:00 AM-7:00 PM ET or by downloading an application at matthewsasia.com.

Mail your personal check payable to Matthews Asia Funds and a completed application to:

Regular Mail:
Matthews Asia Funds
P.O. Box 9791
Providence, RI 02940

Overnight Mail:
Matthews Asia Funds
101 Sabin Street
Pawtucket, RI 02860-1427

Online	You may establish a new account by visiting matthewsasia.com, selecting “Open an Account” and following the instructions.
By Broker/Intermediary	You may contact your broker or intermediary, who may charge you a fee for their services.
By Wire
To open an account and make an initial investment by wire, a completed application is required before your wire can be accepted. After a completed account application is received at one of the addresses listed above, you will receive an account number. Please be sure to inform your bank of this account number as part of the instructions.

Your bank should transmit the funds by wire to:
PNC Bank
ABA #031000053
Credit: [name of specific Matthews Asia Fund]
Account: #8606905986
FBO: [your name and account number]

Note that wire fees are charged by most banks.

Please note that when opening your account the Funds follow identity verification procedures, outlined on page XX.

Adding to an Account (Subsequent Investments)

Existing shareholders may purchase additional shares for all authorized accounts through the methods described below.

By Mail
Please send your personal check payable to Matthews Asia Funds and a statement stub indicating your fund(s) selection via:

Regular Mail:
Matthews Asia Funds
P.O. Box 9791
Providence, RI 02940

Overnight Mail:
Matthews Asia Funds
101 Sabin Street
Pawtucket, RI 02860-1427

Online
As a first time user, you will need your Fund account number and your Social Security Number to establish online account access.  Visit matthewsasia.com and select Account Login, where you will be able to create a login ID and password.

Note: When you open your account, you must complete the Online Account Access section of the application to be able to use this feature.

Via Automatic Investment Plan
You may establish an Automatic Investment Plan when you open your account. To do so, please complete the Automatic Investment Plan section of the application.

Additionally, you may establish an Automatic Investment Plan by completing an Automatic Investment Plan form or visiting matthewsasia.com.

By Broker/Intermediary	You may contact your broker or intermediary, who may charge you a fee for their services.
By Wire
Please call us at 800-789-ASIA [2742] between 9:00 AM-7:00 PM ET, Monday through Friday, and inform us that you will be wiring funds.
Please also be sure to inform your bank of your Matthews account number as part of the instructions.
Your bank should then transmit the funds by wire to:
PNC Bank
ABA #031000053
Credit: Matthews China Small Companies Fund
Account: #8606905986
FBO: [your name and account number]

Note that wire fees are charged by most banks.

Exchanging Shares

You may exchange your shares of the Fund for shares of another Matthews Asia Fund not offered in this Prospectus. If you exchange your shares, minimum investment requirements and redemption fees apply. To receive that day’s NAV, any request must be received by the close of regular trading on the NYSE that day (generally, 4:00 PM Eastern Time).  Such exchanges may be made by telephone or online if you have so authorized on your application. Please see Telephone and Online Transactions on page XX, or call 800-789-ASIA [2742] for more information. Because excessive exchanges can harm a Fund’s performance, the exchange privilege may be terminated if the Fund believe it is in the best interest of all shareholders to do so.

In extreme circumstances, such as the imposition of capital controls that substantially limit repatriation of the proceeds of sales of portfolio holdings, the Fund may suspend shareholders’ redemption privileges for an indefinite period.

The Fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange at any time.  Additionally, if any transaction is deemed to have the potential to adversely impact any of the Fund, the Fund reserves the right to, among other things, reject any exchange request or limit the amount of any exchange.

Selling (Redeeming) Shares

You may redeem shares on any day the NYSE is open for business.  To receive a specific day’s NAV, your request must be received by the Fund’s agent before the close of regular trading on the NYSE that day (generally, 4:00 PM Eastern Time).  If your request is received after the close of regular trading on the NYSE, you will receive the next NAV calculated.

In extreme circumstances, such as the imposition of capital controls that substantially limit repatriation of the proceeds of sales of portfolio holdings, the Fund may suspend shareholders’ redemption privileges for an indefinite period.

If you are redeeming shares recently purchased by check, the Fund may delay sending your redemption proceeds until your check has cleared. This may take up to 15 calendar days after we receive your check.

If any transaction is deemed to have the potential to adversely impact any of the Fund, the Fund reserves the right to, among other things, reject any exchange request, limit the amount of any exchange, or delay payment of immediate cash redemption proceeds for up to seven calendar days.

You may redeem your shares by telephone or online.  Please see Telephone and Online Transactions below, or call 800-789-ASIA [2742] for more information.

Telephone and Online Transactions

Investors can establish new accounts online via matthewsasia.com by selecting Open an Account and following the instructions.  Shareholders with existing accounts may purchase additional shares, or exchange or redeem shares, directly with the Fund by calling 800-789-ASIA [2742], or through an online order at the Fund’s website at matthewsasia.com.  To gain the ability to place orders online, complete the Online Account Access section of the New Account Application or make subsequent arrangements with the Funds in writing.  Only bank accounts held at domestic institutions that are Automated Clearing House (ACH) members may be used for online transactions.

Telephone or online orders to purchase or redeem shares of a Fund, if received in good order before 4:00 PM Eastern Time (your “placement date”), will ordinarily be processed at the Fund’s NAV calculated as of 4:00 PM Eastern Time on your placement date.  Shareholders of IRAs and Coverdell ESAs accounts are not eligible for online or telephone redemptions, as well as shareholders who previously declined these privileges.

In times of extreme market conditions or heavy shareholder activity, you may have difficulty getting through to the Fund.  If the Fund believes that it is in the best interest of all shareholders, it may modify or discontinue telephone and/or online transactions without notice.

The convenience of using telephone and/or online transactions may result in decreased security.  The Fund employs certain security measures as they process these transactions.  If such security procedures are used, the Fund or its agents will not be responsible for any losses that you incur because of a fraudulent telephone or online transaction.

Selling (Redeeming) shares
BY MAIL	■ Send a letter to the Fund via:
Regular Mail:	Matthews Asia Funds P.O. Box 9791 Providence, RI 02940
Overnight Delivery:
Matthews Asia Funds
101 Sabin Street
Pawtucket, RI 02860-1427

The letter must include your name and account number, the name of the Fund, and the amount you want to sell in dollars or shares. This letter must be signed by each owner of the account.

For security purposes, a medallion signature guarantee will be required if:
▪ Your written request is for an amount over $100,000; or
▪ A change of address was received by the Fund’s transfer agent within the last 30 days; or
▪ The money is to be sent to an address that is different from the registered address or to a bank account other than the account that was preauthorized.

BY PHONE
Call 800-789-ASIA [2742].  When you open your account you will automatically have the ability to exchange and redeem shares by telephone unless you specify otherwise on your New Account Application.

Note: Redemption by phone is not available for retirement or education savings accounts.

BY WIRE
If you have wiring instructions already established on your account, contact us at 800-789-ASIA [2742] to request a redemption form.  Please note that the Fund charges $9.00 for wire redemptions, in addition to a wire fee that may be charged by your bank.

Note: When you opened your account you must have provided the wiring instructions for your bank with your application.*

* If your account has already been opened, you may send us a written request to add wiring instructions to your account.  Please complete the Banking Instructions Form available on matthewsasia.com or call 800-789-ASIA [2742].

ONLINE
As a first time user, you will need your Fund account number and your Social Security Number to establish online account access.  Visit matthewsasia.com and select Account Login, where you will be able to create a login ID and password.

Note: When you open your account, you must complete the Online Account Access section of the application to be able to use this feature.

THROUGH A BROKER OR INTERMEDIARY	Contact your broker or intermediary, who may charge you a fee for their services.

Market Timing Activities and Redemption Fees

The Fund’s Board of Trustees has adopted policies and procedures applicable to most purchases, exchanges and redemptions of Fund shares to discourage market timing by shareholders (the “Market Timing Procedures”).  Market timing can harm other shareholders because it may dilute the value of their shares.  Market timing may also disrupt the management of a Fund’s investment portfolio and cause the targeted Fund to incur costs, which are borne by non-redeeming shareholders.

The Fund, because its invests in overseas securities markets, is particularly vulnerable to market timers who may take advantage of time zone differences between the close of the foreign markets on which the Fund’s portfolio securities trade and the U.S. markets that generally determine the time as of which the Fund’s NAV is calculated (this is sometimes referred to as “time zone arbitrage”).

The Fund deems market timing activity to refer to purchase and redemption transactions in shares of the Funds that have the effect of (i) diluting the interests of long-term shareholders; (ii) harming the performance of the Fund by compromising portfolio management strategies or increasing Fund expenses for non-redeeming shareholders; or (iii) otherwise disadvantaging the Fund or its shareholders.  Market timing activity includes time zone arbitrage (seeking to take advantage of differences between the closing times of foreign markets on which portfolio securities of the Fund may trade and the U.S. markets that generally determine when the Fund’s NAV is calculated), market cycle trading (i.e., buying on market down days and selling on market up days); and other types of trading strategies.

The Fund and its agents have adopted procedures to assist them in identifying and limiting market timing activity. The Fund has also adopted and implemented a Pricing and Valuation Policy, which the Fund believes may reduce the opportunity for certain market timing activity by fair valuing the Fund’s portfolios. However, there is no assurance that such practices will eliminate the opportunity for time zone arbitrage or prevent or discourage market timing activity. The Fund’s imposition of redemption fees pursuant to their Short-Term Trading Redemption Fee Policy, may also assist the Fund in discouraging market timing activity.

The Fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Identification of Market Timers.  The Fund has adopted procedures to identify transactions that appear to involve market timing.  However, the Fund does not receive information on all transactions in their shares and may not be able to identify market timers.  Moreover, investors may elect to invest in the Fund through one or more financial intermediaries that use a combined or omnibus account.  Such accounts obscure, and may be used to facilitate, market timing transactions.  The Fund or its agents request representations or other assurances related to compliance with the Market Timing Procedures from parties involved in the distribution of Fund shares and administration of shareholder accounts.  In addition, the Fund has entered into agreements with intermediaries that permit the Fund to request greater information from intermediaries regarding transactions.  These arrangements may assist the Fund in identifying market timing activities.  However, the Fund will not always know of, or be able to detect, frequent trading (or other market timing activity).

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, investment advisors and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the Fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts may not be detected by the Fund and may increase costs to the Fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, the Fund may rely on intermediaries to apply the Fund’s Market Timing Procedures and, if applicable, their own similar policies.  In these cases, the Fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the Fund’s policies.  Reliance on intermediaries increases the risk that excessive trading may go undetected.  For some intermediaries, the Fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades.  The Fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the Fund’s Market Timing Procedures to such transactions.  The Fund may prohibit purchases of Fund shares by an intermediary or request that the intermediary prohibit the purchase of the Fund’s shares by some or all of its clients. There is no assurance that the Fund will request data with sufficient frequency, or that the Fund’s analysis of such data will enable them to detect or deter market timing activity effectively.

The Fund (or its agents) attempt to contact shareholders whom the Fund (or its agents) believes have violated the Market Timing Procedures and notify them that they will no longer be permitted to buy (or exchange) shares of the Fund. When a shareholder has purchased shares of the Fund through an intermediary, the Fund may not be able to notify the shareholder of a violation of the Fund’s policies or that the Fund has taken steps to address the situation (for example, the Fund may be unable to notify a shareholder that his or her privileges to purchase or exchange shares of the Fund have been terminated).  Nonetheless, additional purchase and exchange orders for such investors will not be accepted by the Fund.

Many intermediaries have adopted their own market timing policies.  These policies may result in a shareholder’s privileges to purchase or exchange the Fund’s shares being terminated or restricted independently of the Fund.  Such actions may be based on other factors or standards that are different than or in addition to the Fund’s standards.  For additional information, please contact your intermediary.

Redemption Fees.  Because of the risks associated with an investment in the Fund, and so that you can better manage volatility in a Fund’s NAV, the Fund recommends that you invest in the Fund only for the long term.  Short-term buying and selling of shares of the Fund may also have detrimental effects on the Fund and other shareholders.  Short-term trading and market timing can disrupt the management of a Fund's investment portfolio and cause the Fund to incur costs, which are borne by non-redeeming shareholders. The Fund attempts to allocate these costs, to the extent permissible, to redeeming shareholders through the assessment of a redemption fee of 2.00% of the total redemption proceeds.  This fee is payable directly to the Fund.

For these purposes, the Fund deems most sales and exchanges of Fund shares taking place within 90 calendar days after purchase to involve market timing.  To determine whether the redemption fee applies, the Fund does not count the day that you purchased your shares, and first redeem the shares that you have held the longest.  The redemption fee does not apply to shares purchased through reinvested dividends or capital gains.  If you purchase shares through an intermediary, consult your intermediary to determine how the 90-calendar-day holding period will be applied.

A redemption fee will be assessed on any exchange of your shares from one Matthews Asia Fund to another within 90 days of purchase.  In addition, following an exchange, the 90-calendar-day holding period begins anew.  Occasionally, when accounts are transferred from one intermediary to another, shares may not be properly aged within the new account.  If you believe you have been charged a redemption fee in error, please contact your financial intermediary or Matthews Asia Funds at 800-789-ASIA [2742].

The Fund may grant exemptions from the redemption fee where the Fund has previously received assurances (that they in their discretion deem to be appropriate in the circumstances) that transactions to be entered into by an account will not involve market timing activity.  Types of accounts that may be considered for this exemption include asset allocation programs that offer automatic re-balancing; wrap-fee accounts, or similar types of accounts or programs; and certain types of 401(k) or other retirement accounts that provide default investment options.  The Fund may also waive the imposition of redemption fees in cases of death; and otherwise where the Fund, in its discretion, believes it is appropriate in the circumstances.

The Fund attempts to monitor aggregate trading activity of transactions in accounts for which an exemption has been granted to attempt to identify activity that may involve market timing.  In the event that the Fund believes it has identified such activity, they will take appropriate action, which may include revoking the exemption, heightened monitoring and termination of the privilege of purchasing or exchanging shares of the Fund.

The Fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus.  The Fund reserves the right to modify or eliminate the redemption fee at any time, without notice to shareholders.  You will receive notice of any material changes to the Fund’s redemption fee policies.

Redemption in Kind

Under certain circumstances, you could receive your redemption proceeds as a combination of cash and securities. Receiving securities instead of cash is called “redemption in kind.” Note that if you receive securities as well, you will incur transaction charges if you sell them.

Medallion Signature Guarantees

The Fund requires a medallion signature guarantee on any written redemption over $100,000 (but may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud); the redemption of corporate, partnership or fiduciary accounts; or for certain types of transfer requests or account registration changes. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The three “recognized” medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP), and NYSE, Inc. Medallion Signature Program (NYSE MSP). Please call 800-789-ASIA [2742] for information on obtaining a signature guarantee.

Other Shareholder Information

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information, which is available on the Matthews Asia Funds website at matthewsasia.com.

Minimum Size of an Account

The Fund reserves the right to redeem small accounts (excluding IRAs) that fall below $2,500 due to redemption activity.  If this happens to your account, you may receive a letter from the Fund giving you the option of investing more money into your account or closing it.  Accounts that fall below $2,500 due to market volatility will not be affected.

Confirming Your Transactions

The Fund will send you a written confirmation following each purchase, sale and exchange of Fund shares, except for systematic purchases and redemptions.

Additional Information about Shareholder Servicing

The operating expenses of the Fund include the cost of maintaining shareholder accounts, generating shareholder statements, providing taxpayer information, and performing related servicing generally known as "sub-transfer agency" or "shareholder servicing."  For shareholders who open accounts directly, BNY Mellon Investment Serving (US) Inc. ("BNY Mellon"), the Fund’s transfer agent, performs these services as part of the various services it provides to the Fund under an agreement between the Funds and BNY Mellon.  For shareholders who purchase shares through a broker or other financial intermediary, some or all of these services may be performed by that intermediary.  For performing these services, the intermediary seeks compensation from the Fund or Matthews.  In some cases, the services for which compensation is sought may be bundled with services not related to shareholder servicing, and may include distribution fees.  The Board of Trustees has made a reasonable allocation of the portion of bundled fees, and Matthews pays from its own resources that portion of the fees that the Board of Trustees determines may represent compensation to intermediaries for distribution services.

Other Compensation to Intermediaries

Matthews, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund.  Such payments and compensation are in addition to service fees or sub-transfer agency fees paid by the Fund.  The level of payments will vary for each particular intermediary.  These additional cash payments generally represent some or all of the following: (a) payments to intermediaries to help defray the costs incurred to educate and train personnel about the Fund; (b) marketing support fees for providing assistance in promoting the sale of Fund shares; (c) access to sales meetings, sales representatives and management representatives of the intermediary; and (d) inclusion of the Fund on the sales list, including a preferred or select sales list, or other sales program of the intermediary.  A number of factors will be considered in determining the level of payments, including the intermediary’s sales, assets and redemption rates, as well as the nature and quality of the intermediary’s relationship with Matthews.  Aggregate payments may change from year to year and Matthews will, on an annual basis, determine the advisability of continuing these payments.  Shareholders who purchase or hold shares through an intermediary may inquire about such payments from that intermediary.

Distributions

The Fund generally distributes its net investment income once annually in December. Any net realized gain from the sale of portfolio securities and net realized gains from foreign currency transactions are distributed at least once each year unless they are used to offset losses carried forward from prior years.   All such distributions are reinvested automatically in additional shares at the current NAV, unless you elect to receive them in cash. If you hold the shares directly with the Fund, the manner in which you receive distributions may be changed at any time by writing to the Fund. Additionally, details of distribution-related transactions will be reported on quarterly account statements. You may not receive a separate confirmation statement for these transactions.

Any check in payment of dividends or other distributions that cannot be delivered by the post office or that remains uncashed for a period of more than one year will be reinvested in your account.

Distributions are treated the same for tax purposes whether received in cash or reinvested. If you buy shares when the Fund has realized but not yet distributed ordinary income or capital gains, you will be “buying a dividend” by paying the full price of the shares and then receiving a portion of the price back in the form of a taxable dividend.

Taxes

This section only summarizes some income tax considerations that may affect your investment in the Fund.  You are urged to consult your tax advisor regarding the effects of an investment on your tax situation.  An investment in the Fund has certain tax consequences, depending on the type of account that you have. Distributions are subject to federal income tax and may also be subject to state and local income taxes. Distributions are generally taxable when they are paid, whether in cash or by reinvestment. Distributions declared in October, November or December and paid the following January are taxable as if they were paid on December 31.

The exchange of one Matthews Asia Fund for another is a “taxable event,” which means that if you have a gain, you may be obligated to pay tax on it.  If you have a qualified retirement account, taxes are generally deferred until distributions are made from the retirement account.

Part of a distribution may include realized capital gains, which may be taxed at different rates depending on how long the Fund has held specific securities.

Make sure you have an accurate Social Security Number or taxpayer I.D. number on file with the Fund. If you do not, you may be subject to backup withholding on your distributions.

In mid-February, if applicable, you will be sent a Form 1099-DIV or other IRS forms, as required, indicating the tax status of any distributions made to you. This information will be reported to the IRS. If the total distributions you received for the year are less than $10, you may not receive a Form 1099-DIV. Please note retirement account shareholders will not receive a Form 1099-DIV.

Speak with your tax advisor concerning state and local tax laws, which may produce different consequences than those under federal income tax laws.

In addition, the Fund may be subject to short-term capital gains tax in India on gains realized upon disposition of Indian securities held less than one year.  The tax is computed on net realized gains; any realized losses in excess of gains may be carried forward for a period of up to eight years to offset future gains.  Any net taxes payable must be remitted to the Indian government prior to repatriation of sales proceeds.  The Fund accrues a deferred tax liability for net unrealized short-term gains in excess of available carryforwards on Indian securities.  This accrual may reduce a Fund’s net asset value.

Index Definitions

It is not possible to invest directly in an index. The performance of foreign indices may be based on different exchange rates than those used by the Fund and, unlike the Fund’s NAV, is not adjusted to reflect fair value at the close of regular trading on the New York Stock Exchange (generally 4:00 PM Eastern Time) on each day that the exchange is open for trading.

The MSCI China Small Cap Index is a free-float adjusted market capitalization weighted index designed to measure the performance of equity securities in the bottom 14% by market capitalization of the Chinese equity securities markets, as represented by the H-Share (I.E., securities of companies incorporated in the People's Republic of China that are denominated in Hong Kong dollars and listed on the Hong Kong Exchange) and B-Share (I.E., securities of companies incorporated in the People's Republic of China and listed for foreign investment on the stock exchanges in the People's Republic of China) markets. The MSCI China Small Cap Index also includes certain Hong Kong listed securities known as Red-Chips (issued by companies controlled by entities owned by the national government or local governments in the People's Republic of China) and P-Chips (issued by companies controlled by individuals in the People's Republic of China and deriving substantial revenues or allocating substantial assets in the People's Republic of China.

General Information

Identity Verification Procedures Notice

The USA PATRIOT Act requires financial institutions, including mutual funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing the New Account Application, you will be required to supply the Funds with information, such as your taxpayer identification number, that will assist the Fund in verifying your identity. Until such verification is made, the Fund may limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if they are unable to verify a customer's identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct. Your information will be handled by us as discussed in our Privacy Statement on page XX.

Shareholder Reports

The Fund provides an annual report (audited by independent accountants), a semi-annual report and two quarterly reports each year. These reports contain a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its reporting period. To reduce the Fund’s expenses, we try to identify related shareholders in a household and send only one copy of the Fund’s prospectus and financial reports to that address.  This process, called “householding,” will continue indefinitely unless you instruct us otherwise.  At any time you may view the Fund’s current prospectus and financial reports on our website.  If you prefer to receive individual copies of the Fund’s prospectus or financial reports, please call us at 800-789-ASIA [2742].

Statement of Additional Information (SAI)

The Statement of Additional Information, which is incorporated into this prospectus by reference and dated March [], 2011, is available to you without charge. It contains more detailed information about the Fund.

How to Obtain Additional Information

CONTACTING MATTHEWS ASIA FUNDS
You can obtain free copies of the publications described by visiting the Fund’s website at matthewsasia.com. To request additional information or to speak to the Fund representative, contact the Funds at:

Matthews Asia Funds
P.O. Box 9791
Providence, RI 02940
800-789-ASIA [2742]

OBTAINING INFORMATION FROM THE SEC
You can visit the SEC’s website at sec.gov to view the SAI and other information. You can also view and copy information about the Fund at the SEC’s Public Reference Room in Washington, D.C. Also, you can obtain copies of this information by sending your request and duplication fee to: SEC Public Reference Room, Washington, D.C. 20549-0102. To find out more about the Public Reference Room, call the SEC at 800-SEC-0330.  You may also e-mail the SEC at publicinfo@sec.gov to obtain additional information about a Fund.

Privacy Statement

Matthews Asia Funds will never sell your personal information and will only share it for the limited purposes described below. While it is necessary for us to collect certain non-public personal information about you when you open an account (such as your address and Social Security Number), we protect this information and use it only for communication purposes or to assist us in providing the information and services necessary to address your financial needs. We respect your privacy and are committed to ensuring that it is maintained.

As permitted by law, it is sometimes necessary for us to share your information with companies that perform administrative or marketing services on our behalf, such as transfer agents and/or mail facilities that assist us in shareholder servicing or distribution of investor materials. These companies are not permitted to use or share this information for any other purpose.

We restrict access to non-public personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect your personal information.

When using Matthews Asia Fund’s Online Account Access, you will be required to provide personal information to gain access to your account. For your protection, the login screen resides on a secure server.

INVESTMENT ADVISOR
Matthews International Capital Management, LLC
800-789-ASIA [2742]

ACCOUNT SERVICES
BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9791
Providence, RI 02940
800-789-ASIA [2742]

CUSTODIAN
Brown Brothers Harriman & Co.
50 Milk Street
Boston, MA 02109

Shareholder Service Representatives are available from 9:00 AM to 7:00 PM ET, Monday through Friday.

For additional information about
Matthews Asia Funds:

matthewsasia.com

800-789-ASIA [2742]

Matthews Asia Funds
P.O. Box 9791
Providence, RI 02940

Investment Company Act File Number: 811-08510
Distributed by BNY Mellon Distributors Inc.

Matthews Asia Funds

BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9791
Providence, RI 02940
800-789-ASIA [2742]
matthewsasia.com

Matthews International Funds

(d/b/a Matthews Asia Funds)

MATTHEWSASIA.COM

China Small Companies Fund – Investor Class (XXXXX)

Statement of Additional Information
May [_], 2011

This Statement of Additional Information (“SAI”) is not a Prospectus and should be read in conjunction with the current Prospectus of the Investor Class shares of the Matthews China Small Companies Fund of the Matthews Asia Funds (the “Fund”) dated May [_], 2011. The Fund’s Prospectus is incorporated herein by reference. You can obtain a free copy of the current Prospectus on the Fund’s website at MATTHEWSASIA.COM or by contacting a Fund representative at:

Matthews Asia Funds
P.O. Box 9791
Providence, RI 02940
(800) 789-ASIA [2742]

No person has been authorized to give any information or to make any representations not contained in this SAI or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its Underwriter. The Prospectus does not constitute an offering by the Fund or by the Underwriter in any jurisdiction in which such offering may not lawfully be made.

Matthews Asia Funds

Matthews Asia Funds

Fund History

Matthews International Funds (d/b/a Matthews Asia Funds) (the “Trust”), Four Embarcadero Center, Suite 550, San Francisco, California 94111, is a family of mutual funds currently offering twelve separate series of shares (collectively the “Funds”):

Asia Growth and Income Strategies:

Matthews Asian Growth and Income Fund

Matthews Asia Dividend Fund

Matthews China Dividend Fund

Asia Growth Strategies:

Matthews Asia Pacific Fund

Matthews Pacific Tiger Fund

Matthews China Fund

Matthews India Fund

Matthews Japan Fund

Matthews Korea Fund

Asia Small Companies Strategy:

Matthews Asia Small Companies Fund

Matthews China Small Companies Fund

Asia Specialty Strategy:

Matthews Asia Science and Technology Fund*

*Formerly known as “Matthews Asian Technology Fund.”

The Funds have both an Investor Class and an Institutional Class of beneficial interests, however, the Institutional Class shares of Matthews China Small Companies Fund, Matthews Asia Small Companies Fund and Matthews Asia Science and Technology Fund are not currently open for investment.  Investor Class shares of the Funds except Matthews China Small Companies Fund are offered in a single prospectus dated April 30, 2010, Investor Class shares of Matthews China Small Companies Fund are offered in a prospectus dated May [_], 2011, and Institutional Class shares of the Funds except Matthews China Small Companies Fund, Matthews Asia Small Companies Fund and Matthews Asia Science and Technology Fund are offered in a single prospectus dated October 29, 2010 (each a “Prospectus,” and together the “Prospectus”).

Description of the Fund

Please read the following information together with the information contained in the Prospectus concerning the investment strategies, risks and policies of the Fund. The information in this SAI supplements the information in the Prospectus.

Matthews Asia Funds

The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized as a Delaware statutory (business) trust on April 13, 1994 and commenced operations on September 12, 1994. It has never been engaged in any other business. The Fund is “diversified”, meaning that at least 75% of the value of the Fund’s total assets must be comprised of (i) cash and cash items, (ii) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, (iii) securities of other investment companies, or (iv) other securities, provided that no more than 5% of the value of the Fund’s total assets are invested in the securities of a single issuer and the Fund does not own more than 10% of the outstanding voting securities of a single issuer. The remaining 25% of the value of the Fund’s total assets may be invested in a single issuer, or in multiple issuers not subject to the above limitations.

The Fund has elected and intends to continue to qualify to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Such qualification relieves the Fund of liability for federal income taxes to the extent the Fund’s earnings are distributed in accordance with the Code. To so qualify, among other requirements, the Fund will limit its investments so that, at the close of each quarter of its taxable year, (i) not more than 25% of the market value of the Fund’s total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer, and it will not own more than 10% of the outstanding voting securities of a single issuer.

Investment Objective

The investment objective of the Fund is to seek long-term capital appreciation.

Investment Process

Matthews International Capital Management, LLC (“Matthews”) is the investment advisor to the Fund. Matthews invests in the Asia Pacific region based on its assessment of the future development and growth prospects of companies located in that region. Matthews believes that the region’s countries are on paths toward economic development and, in general, deregulation and greater openness to market forces. Matthews believes in the potential for these economies, and believes that the intersection of development and deregulation will create opportunities for further growth. Matthews attempts to capitalize on its beliefs by investing in companies it considers to be well-positioned to participate in the region’s economic evolution. Matthews uses a range of approaches to participate in the growth of the Asia Pacific region to suit clients’ differing needs and investment objectives.

Matthews researches the fundamental characteristics of individual companies to help to understand the foundation of a company’s long-term growth, and to assess whether it is generally consistent with Matthews’ expectations for the region’s economic evolution. Matthews evaluates potential portfolio holdings on the basis of their individual merits, and invests in those companies that it believes are positioned to help the Fund achieve its investment objectives.

Matthews has long-term investment goals and its process aims to identify potential portfolio investments that can be held over an indefinite time horizon. Matthews regularly tests its beliefs and adjusts portfolio holdings in light of prevailing market conditions and other factors, including, among other things, economic, political or market events (e.g., changes in credit conditions or military action), changes in relative valuations (to both a company’s growth prospects and to other issuers), liquidity requirements and management malfeasance or other unethical conduct. Matthews uses a range of approaches to participate in the anticipated growth of the Asia Pacific region to suit clients’ differing needs and investment objectives.

Matthews Asia Funds

The Fund invests where Matthews believes the potential for capital growth exists and in companies that it believes have demonstrated the ability to anticipate and adapt to changing markets.

Equity securities in which the Fund may invest include common stocks, preferred stocks, warrants, and securities convertible into common or preferred stocks, such as convertible bonds and debentures.

The Fund may invest up to 20% of its total assets in non-convertible bonds and other debt securities, including securities issued by government entities and their political subdivisions.

The Fund may invest in securities of issuers of various sizes. Smaller companies often have limited product lines, markets or financial resources, and they may be dependent upon one or a few key people for management and may lack depth of management. Smaller companies may have less certain growth prospects, and be more sensitive to changing economic conditions than larger, more established companies. The Fund may have more difficulty obtaining information about smaller portfolio companies, or valuing or disposing of their securities, than it would if it focused on larger, more well-known companies. Transaction costs in stocks of smaller capitalization companies may be higher than those of larger capitalization companies. The securities of such companies generally are subject to more abrupt or erratic market movements and may be less liquid than securities of larger, more established companies or the markets in general, and can react differently to political, market and economic developments than these companies or markets.

The Fund may invest in debt securities, including convertible debt securities, debt securities rated below investment grade, as well as unrated securities that have been deemed by Matthews to be of similar credit quality. Securities rated below investment grade (and unrated securities of comparable quality as determined by Matthews) are sometimes referred to as “high yield securities” or “junk bonds.” High yield securities involve a greater risk of loss of principal and interest (see “Risks Associated with Securities Rated Below Investment Grade”). There is no objective standard against which Matthews may evaluate the credit and other risks of unrated securities. Matthews seeks to minimize the risks of investing in unrated and lower-rated securities through investment analysis and attention to current developments in interest rates and economic conditions. In selecting debt and convertible securities for the Fund, Matthews may assess the following factors, among others:

•	Potential for capital appreciation;
•	Price of security relative to price of underlying stock, if a convertible security;
•	Yield of security relative to yield of other fixed-income securities;
•	Interest or dividend income;
•	Call and/or put features;
•	Creditworthiness;
•	Price of security relative to price of other comparable securities;
•	Size of issue;
•	Currency of issue; and
•	Impact of security on diversification of the portfolios.

Matthews Asia Funds

The Fund may also invest in securities of foreign issuers in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and International Depositary Receipts (“IDRs”), also known as Global Depositary Receipts (“GDRs”). Generally, ADRs in registered form are U.S. dollar-denominated securities designed for use in the U.S. securities markets, which may be converted into an underlying foreign security. ADRs represent the right to receive securities of foreign issuers deposited in the domestic bank or correspondent bank. ADRs do not eliminate all the risks inherent in investing in the securities of foreign issuers. The Fund may also invest in EDRs, which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets.

IDRs and GDRs are similar to ADRs except that they are bearer securities for investors or traders outside the U.S., and for companies wishing to raise equity capital in securities markets outside the U.S. Most IDRs have been used to represent shares although some represent bonds, commercial paper and certificates of deposit. Some IDRs may be convertible to ADRs, making them particularly useful for arbitrage between the markets.

The Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis. Such transactions may act as a hedge against anticipated changes in interest rates and prices.

Risks of Investment

All investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund, nor can there be any assurance that the Fund’s investment objective will be attained. Below is supplemental information about risks of investing in the Fund. Further information about the principal risks of investing in the Fund can be found in the Fund’s Prospectus.

Political, Social and Economic Risks

The value of the Fund’s assets may be adversely affected by political, economic, social and religious factors, inadequate investor protection, changes in the laws or regulations of the countries in which it invests and the status of these country’s relations with other countries. In addition, the economies of these countries may differ favorably or unfavorably from the U.S. economy in respects such as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, balance of payments position and sensitivity to changes in global trade. Agriculture frequently occupies a more prominent position in the economy of these countries than in the United States, and therefore they may be more susceptible to adverse changes in climate, weather or natural disasters. Some countries have limited natural resources (such as oil and natural gas), resulting in dependence on foreign sources for certain raw materials and vulnerability to global fluctuations of price and supply.

In many other countries, the government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in these countries is substantial. Accordingly, future government actions in these countries could have a significant effect on the economy of these countries, which could affect private sector companies and the Fund, market conditions, and prices and yields of securities in the Fund’s portfolio.

Matthews Asia Funds

Risks of Emerging Markets

Many countries of the Asia Pacific region are considered to be developing or emerging economies and markets. The risks of investment in such markets include (i) less social, political and economic stability; (ii) the smaller size of the securities markets and the lower volume of trading, which may result in a lack of liquidity and in greater price volatility; (iii) certain national policies that may restrict the Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Fund’s loss of its entire investment in that market; (iv) less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) inaccurate, incomplete or misleading financial information on companies in which the Fund invests; (vi) securities of companies may trade at prices not consistent with traditional valuation measures; and (vii) limitations on foreign ownership, which may impact the price of a security purchased or held by the Fund.

Many developing countries in which the Fund invests lack the social, political and economic stability characteristic of the United States. Political instability among emerging markets countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars and religious oppression. Economic instability in emerging markets countries may take the form of (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.

Stock exchanges in emerging markets have in the past experienced substantial fluctuations in the prices of their listed securities. They have also experienced problems such as temporary exchange closures, broker defaults, settlement delays and broker strikes that, if they occur again, could affect the market price and liquidity of the securities in which the Fund invests. In addition, the governing bodies of certain stock exchanges have from time to time imposed restrictions on trading in certain securities, limitations on price movements and margin requirements. Disputes have also occurred from time to time among listed companies, the stock exchanges and other regulatory bodies, and in some cases those disputes have had a negative effect on overall market sentiment. There have been delays and errors in share allotments relating to initial public offerings, which in turn affect overall market sentiment and lead to fluctuations in the market prices of the securities of those companies and others in which the Fund may invest.

In the past, governments within the emerging markets have become overly reliant on the international capital markets and other forms of foreign credit to finance public spending programs that cause large deficits. Often, interest payments have become too burdensome for the government to meet, representing a large percentage of total GDP. These foreign obligations then become the subject of political debate with the opposition parties pressuring the government to use its resources for social programs rather than making payments to foreign creditors. Some foreign governments have been forced to seek a restructuring of their loan and/or bond obligations and have declared a temporary suspension of interest payments or have defaulted. These events have adversely affected the values of securities issued by foreign governments and companies in emerging markets countries and have negatively impacted not only their cost of borrowing, but their ability to borrow in the future as well.

Matthews Asia Funds

In addition, brokerage commissions, custodial fees, withholding taxes, and other costs relating to investment in foreign markets may be higher than in the United States. The operating expense ratio of the Fund may be expected to be higher than that of a fund investing primarily in the securities of U.S. issuers.

Many emerging markets countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies that are less favorable to investors, such as policies designed to expropriate or nationalize “sovereign” assets. Certain emerging markets countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.

Legal principles relating to corporate affairs and the validity of corporate procedures, directors’ fiduciary duties and liabilities and shareholders’ rights may differ from those that may apply in the United States and other more developed countries. Shareholders’ rights may not be as extensive as those that exist under the laws of the United States and other more developed countries. The Fund may therefore have more difficulty asserting shareholder rights than it would as a shareholder of a comparable U.S. company.

Disclosure and regulatory standards of emerging market countries are in many respects less stringent than U.S. standards. Issuers are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to issuers in the United States or other more developed countries. In particular, the assets and profits appearing on the financial statements of an issuer may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. or European generally accepted accounting principles. There is substantially less publicly available information about emerging market issuers than there is about U.S. issuers.

Risks of Foreign Currency

Currencies of emerging markets countries are subject to significantly greater risks than currencies of developed countries. Many emerging markets countries have experienced steady declines or sudden devaluations of their currencies relative to the U.S. dollar. Some emerging markets currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies. Some emerging markets countries have experienced deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions, foreign investments or the repatriation of foreign investments. Future restrictive exchange controls could prevent or restrict the ability of an issuer in such market to make dividend or interest payments in the original currency of the obligation. In addition, even though the currencies of some emerging markets countries may be convertible into U.S. dollars, the conversion rates may not reflect their market values.

The U.S. dollar value of the Fund’s investments and of dividends and interest earned by the Fund may be significantly affected by changes in currency exchange rates. The value of the Fund’s assets denominated in foreign currencies will increase or decrease in response to fluctuations in the value of those foreign currencies relative to the U.S. dollar. Although the Fund may engage in currency transactions, Matthews does not currently intend to actively manage currency exchange rate risks. Should Matthews do so, there is no assurance that it will do so at an appropriate time or that it will be able to predict exchange rates accurately. For example, if the Fund increases its exposure to a currency and that currency’s price subsequently falls, such currency management may result in increased losses to the Fund. Similarly, if the Fund decreases its exposure to a currency and the currency’s price rises, the Fund will lose the opportunity to participate in the currency’s appreciation. Some currency prices may be volatile, and there is the possibility of government controls on currency exchange or government intervention in currency markets, which could adversely affect the Fund. Foreign investments, which are not U.S. dollar-denominated, may require the Fund to convert assets into foreign currencies or to convert assets and income from foreign currencies to U.S. dollars. Normally, exchange transactions will be conducted on a spot, cash or forward basis at the prevailing rate in the foreign exchange market.

Matthews Asia Funds

Dividends and interest received by the Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. In addition, many foreign countries do not impose taxes on capital gains with respect to investments by non-resident investors.

The Fund may invest in convertible debt securities, which may be denominated in U.S. dollars, local or other currencies. The value of convertible securities varies with a number of factors including the value and volatility of the underlying stock, the level and volatility of interest rates, the passage of time, dividend policy and other variables. Investing in a convertible security denominated in a currency different from that of the security into which it is convertible may expose the Fund to currency risk as well as risks associated with the level and volatility of the foreign exchange rate between the security’s currency and the underlying stock’s currency.

Risks of Securities Rated Below Investment Grade

In this SAI, references are made to credit ratings of debt securities, which measure an issuer’s expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as Moody’s, S&P or Fitch. The following terms are generally used to describe the credit quality of debt securities depending on the security’s credit rating or, if unrated, credit quality as determined by Matthews:

•	High quality
•	Investment grade
•	Below investment grade (“high yield securities” or “junk bonds”)

For a further description of credit ratings, see “Appendix: Bond Ratings.” As noted in the Appendix, Moody’s, S&P and Fitch may modify their ratings of securities to show relative standing within a rating category, with the addition of numerical modifiers (1, 2 or 3) in the case of Moody’s, and with the addition of a plus (+) or minus (-) sign in the case of S&P or Fitch. The Fund may purchase a security, regardless of any rating modification, provided the security is rated at or above the Fund’s minimum rating category. For example, the Fund may purchase a security rated B3 by Moody’s, B- by S&P, or B- by Fitch, provided the Fund may purchase securities rated B.

The Fund limits its investments in securities rated below investment grade (securities rated lower than BBB by S&P or Fitch, Baa or below by Moody’s or, if unrated, are of comparable quality in the judgment of Matthews) to 15% of its total assets. Securities rated lower than BBB by S&P or Fitch, or Baa by Moody’s are considered to have speculative characteristics. Debt securities rated below investment grade, commonly referred to as “junk bonds,” are considered to be of poor standing and have speculative characteristics that result in a greater risk of loss of principal and interest. There can be no assurance that the Fund would be protected from widespread bond defaults brought about by a sustained economic downturn or other market and interest rate changes.

Matthews Asia Funds

The value of lower-rated debt securities will be influenced not only by changing interest rates, but also by the bond market’s perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, low and medium-rated bonds may decline in market value due to investors’ heightened concern over credit quality, regardless of prevailing interest rates. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity (liquidity refers to the ease or difficulty which the Fund could sell a security at its perceived value) of lower-rated securities held by the Fund, especially in a thinly-traded foreign market.

To the extent that an established secondary market does not exist and a particular lower-rated debt security is thinly-traded, that security’s fair value may be difficult to determine because of the absence of reliable objective data. As a result, the Fund’s valuation of the security and the price it could obtain upon its disposition could differ. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated securities held by the Fund, especially in a thinly-traded market.

The credit ratings of S&P, Fitch and Moody’s are evaluations of the safety of principal and interest payments, not market value risk, of lower-rated securities. Credit rating agencies may fail to change timely the credit ratings to reflect subsequent events. Therefore, in addition to using recognized rating agencies and other sources, Matthews may perform its own analysis of issuers in selecting investments for the Fund. Matthews’ analysis of issuers may include, among other things, historic and current financial condition and current and anticipated cash flows.

Risks of Investing in Technology Companies

The Fund may invest in securities of technology companies. Such companies may be affected by rapid product changes and associated developments. Technology companies also face the risks that new services, equipment or technologies will not be accepted by consumers or businesses or will become rapidly obsolete. Technology companies are subject to greater competitive pressures, such as new market entrants, aggressive pricing and competition for market share, and potential for falling profit margins. As a result, the price movements of technology company stocks can be abrupt or erratic (especially over the short term), and historically have been more volatile than stocks of other types of companies. These factors may also affect the profitability of technology companies and, as a result, the value of their securities. As a result, the net asset value of the Fund may be more volatile, especially over the short term.

Risks of Investing in Foreign Countries

The Fund may each invest up to 20% of its total assets in securities located outside of China and Taiwan. Such investments by the Fund may be in the securities of companies from any country, including, without limitation, the United States. Each country’s size, level of economic development, and economic and political stability will have an impact on the value of those companies.

Matthews Asia Funds

The Fund concentrates its investments in securities of Chinese and Taiwanese companies. Consequently, the share price of the Fund may be more volatile, and more affected by political, economic and other events in the country in which they invest than that of mutual funds that are not as geographically concentrated. An investment in the Fund should not be considered a complete investment program, but may be used to help diversify a portfolio. Information regarding the risks associated with investing in China (including Hong Kong) and Taiwan is included in the Fund’s Prospectus and is set forth below.

Risks Associated with China

The Fund may hold securities listed on the Shanghai or Shenzhen stock exchanges. Securities listed on these exchanges are divided into two classes: A shares, which are mostly limited to domestic investors, and B shares, which are allocated for both international and domestic investors. The Fund’s exposure to securities listed on either the Shanghai or Shenzhen exchanges is currently through B shares. The government of China has announced plans to exchange B shares for A shares and to merge the two markets. Such an event may produce greater liquidity and stability for the combined markets. However, it is uncertain whether or the extent to which these plans will be implemented. In addition to B shares, the Fund may also invest in Hong Kong listed H shares, Hong Kong listed Red Chips (which are companies owned by mainland China enterprises, but are listed in Hong Kong) and companies with a significant amount of their revenues derived from business conducted in China (regardless of the exchange on which the security is listed or the country in which the company is based).

Risks Associated with Taiwan

The political reunification of China and Taiwan, over which China continues to claim sovereignty, is a highly complex issue and is unlikely to be settled in the near future. Continuing hostility between China and Taiwan may have an adverse impact on the values of the Fund’s investments in both China and Taiwan, or make investment in China and Taiwan impracticable or impossible. Any escalation of hostility between China and Taiwan would likely distort Taiwan’s capital accounts, as well as have a significant adverse impact on the value of the Fund’s investments in both countries, and in other countries in the region.

Taiwan has in the past shown an ability to prosper in a competitive environment on the strength of product quality, efficiency and responsiveness to market demand. This ability will continue to be tested in the future as, in addition to certain protectionist threats, Taiwan’s export economy faces competition from producers in other countries with lower wage levels than those generally prevailing in Taiwan. Skilled workers and technical personnel are still relatively inexpensive in Taiwan, but unskilled labor is increasingly in short supply. Recognizing the imperatives of the more competitive Asian economy, the Taiwanese government is seeking to develop Taiwan into a regional hub for high-end manufacturing, sea and air transportation, finance, telecommunications and media. Taiwan is seeking to develop further as a service-oriented economy rather than a labor-intensive, manufacturing-oriented one. One result of the movement of industrial capacity offshore has been the reduction of the labor shortage in manufacturing.

Matthews Asia Funds

Additional Investment Strategies

Except as otherwise stated, the following strategies and specific type of investments are not the principal investment strategies of the Fund, but are reserved by Matthews for its use in the event that Matthews deems it appropriate to do so to achieve the Fund’s fundamental investment objectives.

1.	Loans of Portfolio Securities

The Fund may lend portfolio securities to broker-dealers and financial institutions. In return, the broker-dealers and financial institutions pay the Fund money to borrow these securities. The Fund may lend portfolio securities, provided that: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned by the Fund will not at any time exceed 33% of the total assets of the Fund.

Collateral will consist of U.S. government securities, cash equivalents or irrevocable letters of credit. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral. Therefore, the Fund will only enter into portfolio loans after a review by Matthews, under the supervision of the Board of Trustees, including a review of the creditworthiness of the borrower. Such reviews will be monitored on an ongoing basis.

For the duration of the loan, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and will receive proceeds from the investment of the collateral. As with other extensions of credit, there are risks of delay in recovery or even losses of rights in the securities loaned should the borrower of the securities fail financially. However, the loans will be made only to borrowers deemed by Matthews to be creditworthy, and when, in the judgment of Matthews, the income which can be earned currently from such loans justifies the attendant risk. Additionally, for the duration of the loan, the Fund will not have the right to vote on securities while they are being lent, but will generally call a loan in anticipation of any important vote, as determined by Matthews.

Such loans of securities are collateralized with collateral assets in an amount at least equal to the current value of the loaned securities, plus accrued interest. There is a risk of delay in receiving collateral or recovering the securities loaned or even a loss of rights in the collateral should the borrower fail financially.

2.	Repurchase Agreements

The Fund may enter into repurchase agreements to earn income. The Fund may also enter into repurchase agreements with financial institutions that are deemed to be creditworthy by Matthews, pursuant to guidelines established by the Board of Trustees. The repurchase price under the agreements equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Repurchase agreements may be considered to be collateralized loans by the Fund under the 1940 Act.

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Any collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its right to realize upon the security and, in addition, may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security. The Fund will not invest more than 15% of its net assets in repurchase agreements maturing in more than seven days. The Fund must treat each counterparty to a repurchase agreement as an issuer of a security for tax diversification purposes and not treat the agreement as cash, a cash equivalent or receivable.

The financial institutions with which the Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. government securities that are listed on the Federal Reserve Bank of New York’s list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by Matthews. Matthews will continue to monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price. The Fund will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement.

The Fund may invest in repurchase agreements with foreign parties, or in a repurchase agreement based on securities denominated in foreign currencies. Legal structures in foreign countries, including bankruptcy laws, may offer less protection to investors such as the Fund, and foreign repurchase agreements generally involve greater risks than a repurchase agreement in the United States.

3.	Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements to raise cash on a short-term basis. Reverse repurchase agreements involve the sale of securities held by the Fund pursuant to its agreement to repurchase the securities at an agreed upon price, date and rate of interest. The repurchase price under the agreements equals the price paid by a counterparty plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Such agreements are considered to be borrowings under the 1940 Act, and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, the Fund will maintain in a segregated account an amount of cash, U.S. government securities or other liquid, high-grade debt securities at least equal to the market value of the securities, plus accrued interest, subject to the agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase.

4.	Securities of Other Investment Companies

The Fund may invest in the securities of other investment companies and currently intend to limit their investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of any of the Fund’s total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the Fund’s total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.

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As a shareholder of another investment company, the Fund would bear along with other shareholders, its pro rata portion of the investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with their own operations.

5.	Illiquid Securities

Illiquid securities are securities that the Fund cannot be disposed of at approximately the price at which they are value by the Fund within seven days of wanting to do so. The Board of Trustees has delegated the function of making day-to-day determinations of whether a security is liquid or not to Matthews, pursuant to guidelines established by the Board of Trustees and subject to its quarterly review. Matthews will monitor the liquidity of securities held by the Fund and report periodically on such decisions to the Board of Trustees.

The Fund may invest up to 15% of its net assets in illiquid securities. The Fund may therefore not be able to readily sell such securities. Such securities are unlike securities that are traded in the open market and that can be expected to be sold immediately. The sale price of a security that is not readily marketable may be lower or higher than the Fund’s most recent estimate of its fair value. Generally, less public information is available with respect to the issuers of these securities than with respect to companies whose securities are traded on an exchange. Securities that are not readily marketable are more likely to be issued by start-up, small or family business and therefore subject to greater economic, business and market risks than the listed securities of more well established companies.

6.	Rule 144A Securities (Restricted Securities)

Securities which are not registered with the U.S. Securities and Exchange Commission (“SEC”) pursuant to Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), are only traded among institutional investors. These securities are sometimes called “Restricted Securities” because they are restricted from being sold to the general public because they are not registered with the SEC.

Some of these securities are also illiquid because they cannot be sold at approximately the price at which they are value by the Fund within seven days of wanting to do so. The 15% limit on illiquid securities discussed previously does not include any restricted securities that have been determined to be liquid by the Fund’s Board of Trustees.

7.	Convertible Securities

The Fund may purchase convertible securities. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time. In addition, the owner of convertible securities often receives interest or dividends until the security is converted. The provisions of any convertible security determine its ranking in a company’s capital structure. In the case of subordinated convertible debentures, the holder’s claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder’s claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

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To the extent that a convertible security’s investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, may sell at some premium over its conversion value. At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

8.	Forward Commitments, When-Issued Securities and Delayed-Delivery Transactions

The Fund may purchase securities on a when-issued basis, or purchase or sell securities on a forward commitment basis or purchase securities on a delayed-delivery basis. The Fund will normally realize a capital gain or loss in connection with these transactions. For purposes of determining the Fund’s average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

When the Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, the Fund’s custodian will maintain in a segregated account: cash, U.S. government securities or other high-grade liquid debt obligations having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover their obligations under when-issued purchases, forward commitments and delayed-delivery transactions.

Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Fund would generally purchase securities on a when-issued, delayed-delivery or a forward commitment basis with the intention of acquiring the securities, the Fund may dispose of such securities prior to settlement if Matthews deems it appropriate to do so.

9.	Fixed-Income Securities

All fixed-income securities are subject to two primary types of risks: credit risk and interest rate risk. The credit risk relates to the ability of the issuer to meet interest or principal payments or both as they come due. The interest rate risk refers to the fluctuations in the net asset value of any portfolio of fixed-income securities resulting from the inverse relationship between price and yield of fixed-income securities; that is, when the general level of interest rates rises, the prices of outstanding fixed-income securities decline, and when interest rates fall, prices rise.

In addition, if the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a rise in interest rates or a decline in the exchange rate of the currency would adversely affect the value of the security expressed in dollars. Fixed-income securities denominated in currencies other than the U.S. dollar or in multinational currency units are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries.

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10.	Short-Selling

In markets where it is permitted to do so, the Fund may make short sales. A short sale occurs when the Fund borrows stock (usually from a broker) and promises to give it back at some date in the future and then sells the borrowed shares. If the market price of that stock goes down, the Fund buys the stock at a lower price so that it can pay back the broker for the stock borrowed. The difference between the prices of the stock when borrowed, and when later purchased, is a profit. The profit is reduced by a fee paid to the broker for borrowing the stock.

The Fund may incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The amount of any loss will be increased by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale. No securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 10% of the value of the Fund’s net assets. The Fund will place in a segregated account with its custodian bank an amount of cash or liquid securities equal to the difference between the current market value of the securities sold short and any cash or securities required to be deposited in a collateral account for with the broker in connection with the short sale (excluding the proceeds of the short sale).

This segregated account will be marked-to-market daily, provided that at no time will the amount deposited in it, plus the collateral held for the broker (excluding the proceeds of the short sale), be less than the current market value of the securities  sold short.

11.	Interest Rate Futures Contracts

The Fund may enter into contracts for the future delivery of fixed-income securities commonly referred to as “interest rate futures contracts.” These futures contracts will be used only as a hedge against anticipated interest rate changes. The Fund will not enter into an interest rate futures contract if immediately thereafter more than 5% of the value of the Fund’s total assets will be committed to margin. The principal risks related to the use of such instruments are (1) the offsetting correlation between movements in the market price of the portfolio investments being hedged and in the price of the futures contract or option may be imperfect; (2) possible lack of a liquid secondary market for closing out futures or option positions; (3) the need for additional portfolio management skills and techniques; and (4) losses due to unanticipated market price movements.

12.	Futures Transactions

The Fund may engage in futures transactions for the purchase or sale for future delivery of securities. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions. The Fund may invest in futures transactions for hedging purposes or to maintain liquidity. The Fund may not purchase or sell a futures contract, however, unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 10% or less of its total assets.

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At maturity, a futures contract obligates the Fund to take or make delivery of certain securities or the cash value of a securities index. The Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Fund may purchase a futures contract in anticipation of purchases of securities. In addition, the Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.

The Fund may engage in futures transactions on U.S. or foreign exchanges or boards of trade. In the U.S., futures exchanges and trading are regulated under the Commodity Exchange Act of 1936 (the “CEA”) by the Commodity Futures Trading Commission (“CFTC”), a U.S. government agency.

The Fund may enter into such futures transactions to protect against the adverse effects of fluctuations in security prices, or interest rates, without actually buying or selling the securities underlying the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made.

With respect to options on futures contracts, when the Fund is temporarily not fully invested, they may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities.

The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency which is deliverable upon exercise of the futures contract. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency which is deliverable upon exercise of the futures contract.

To the extent that market prices move in an unexpected direction, the Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. Further, with respect to options on futures contracts, the Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and that have the same exercise price and expiration date. The ability to establish and close out positions on options is subject to the maintenance of a liquid secondary market, which cannot be assured.

The Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When the Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When the Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, the Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund intends to purchase. Similarly, if the market is expected to decline, the Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts. In connection with the Fund’s position in a futures contract or option thereon, the Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable requirements of the SEC.

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a.      Restrictions on the Use of Futures Contracts

The Fund may enter into futures contracts provided that such obligations represent no more than 20% of the Fund’s net assets. Under the CEA, the Fund may invest in futures contracts or options on future contracts (i) for bona fide hedging purposes within the meaning of regulations under the CEA, or (ii) for other than bona fide hedging purposes if (1) the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the Fund’s net assets (after taking into account unrealized profits and unrealized losses on any such positions) and that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded from such 5%; or (2) the aggregate notional value of all non-hedge futures contracts including such contract (taken at market value at the time of entering that contract) does not exceed the liquidation value of the Fund’s portfolio. To the extent required by law, the Fund will set aside cash and appropriate liquid assets in a segregated account to cover its obligations related to futures contracts.

b.      Risk Factors of Futures Transactions

The primary risks associated with the use of futures contracts and options (commonly referred to as “derivatives”) are: (i) imperfect correlation between the change in market value of the securities held by the Fund and the price of futures contracts and options; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses, which are potentially unlimited, due to unanticipated market movements; and (iv) Matthews’ ability to predict correctly the direction of security prices, interest rates and other economic factors.

13.	Foreign Currency Transactions

The Fund may engage in foreign currency transactions in connection with their investment in foreign securities. The Fund will conduct any foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies.

A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. The cost to the Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. A forward contract generally has no deposit requirement, and because forward currency contracts are usually entered into on a principal basis, no fees or commissions are charged at any stage for trades. However, dealers do realize a profit based on the difference between the prices at which they are buying and selling various currencies.

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When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the U.S. dollar cost or proceeds, as the case may be. By entering into a forward contract in U.S. dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. However, this tends to limit potential gains that might result from a positive change in such currency relationships. The Fund may also (but are not required to) hedge their foreign currency exchange rate risk by engaging in currency financial futures and options transactions.

The Fund may enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where Matthews believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated (“cross-hedge”). The precise matching of forward currency contracts amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The forecasting of short-term currency market movement is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain. The Fund may also enter into forward contracts to sell foreign currency with respect to portfolio positions denominated or quoted in that currency.

When the Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or securities in a segregated account.

The Fund will segregate liquid assets that will be marked-to-market daily to meet its forward contract commitments to the extent required by the SEC.

The Fund may enter into forward currency contracts or maintain a net exposure to such contracts only if (i) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency, or (ii) the Fund maintains cash or liquid securities in a segregated account in an amount not less than the value of its total assets committed to the consummation of the contract and not covered as provided in (i) above, as marked-to-market daily.

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The Fund may also (but is not required to) use options and futures on foreign currencies, in addition to forward currency contracts, to hedge against movements in the values of the foreign currencies in which the Fund’s securities are denominated. Such currency hedges can protect against price movements in a security the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. While hedging may limit the potential loss to the Fund from adverse currency movements, Matthews’ ability to anticipate changes in the price of foreign currencies is limited and any hedging may limit the potential gain from positive currency movements or otherwise result in losses. Such hedges do not protect against price movements in the securities that are attributable to other causes.

The value of hedging instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the inter-bank market might involve substantially larger amounts than those involved in the use of such hedging instruments, the Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

The Fund might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, the Fund may hedge against price movements in that currency by entering into transactions using hedging instruments on other currencies, the values of which Matthews believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay fees, taxes and charges associated with such delivery assessed in the issuing country.

14.	Options

The Fund may buy put and call options and write covered call and secured put options. Such options may relate to particular securities, stock indices or financial instruments and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

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a.           Writing Call Options

The Fund may write covered call options from time to time on portions of its portfolio, without limit, as Matthews determines is appropriate in pursuing the Fund’s investment goals. The advantage to the Fund of writing covered calls is that the Fund receives a premium which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

The Fund will write call options only if they are “covered.” In the case of a call option on a security, the option is “covered” if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount held in a segregated account by its custodian) upon conversion or exchange of other securities held by it.

For a call option on an index, the option is covered if the Fund maintains with its custodian a diversified stock portfolio, or liquid assets equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written. Here the exercise price of the call held is (i) equal to or less than the exercise price of the call written; or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

The Fund’s obligation under a covered call option is terminated upon the expiration of the option or upon entering a closing purchase transaction. In a closing purchase transaction, the Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

b.           Writing Put Options

The Fund may write put options. The Fund will write put options only if they are “secured” at all times by liquid assets maintained in a segregated account by the Fund’s custodian in an amount not less than the exercise price of the option at all times during the option period. Secured put options will generally be written in circumstances where Matthews wishes to purchase the underlying security for the Fund’s portfolio at a price lower than the current market price of the security. With regard to the writing of put options, the Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total net assets.

Matthews Asia Funds

Following the writing of a put option, the Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. The Fund may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

c.           Purchasing Call Options

The Fund may purchase call options to the extent that premiums paid by the Fund do not aggregate more than 10% of its total assets. When the Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that the Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with such transactions.

The Fund may, following the purchase of a call option, liquidate their position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

Although the Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise their options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Fund may expire without any value to the Fund, in which event the Fund would realize a capital loss which will be short-term unless the option was held for more than one year.

Matthews Asia Funds

d.           Purchasing Put Options

The Fund may invest up to 10% of its total assets in the purchase of put options. The Fund will, at all times during which it holds a put option, own the security covered by such option. The purchase of the put option on substantially identical securities held will constitute a short sale for tax purposes, the effect of which is to create a short-term capital gain on the sale of the security and to suspend running of its holding period (and treat it as commencing on the date of the closing of the short sale) or that of a security acquired to cover the same if at the time the put was acquired, the security had not been held for more than one year.

A put option purchased by the Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. The Fund may to purchase put options (i) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (“protective puts”); and (ii) for other reasons. The Fund may sell a put option that it had previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

The Fund may sell a put option purchased on individual portfolio securities. Additionally, the Fund may enter into closing sale transactions. A closing sale transaction is one in which the Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

Fund’s Policies

The policies set forth below are fundamental and may not be changed without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. A majority of the outstanding voting securities of the Fund means the lesser of (a) 67% or more of the voting securities present at a meeting of shareholders, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Fund. Unless otherwise indicated, all percentage limitations listed below apply to the Fund and apply only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time an investment is made, a later increase or decrease in the percentage which results from a relative change in values or from a change in the Fund’s total assets will not be considered a violation.

Except as otherwise set forth herein and in the Prospectus, the Fund may not:

1.	Issue senior securities;

2.
Borrow money, except that the Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund at the time of its borrowing. All borrowing will be done from a bank and asset coverage of at least 300% is required. The Fund will not purchase securities when borrowings exceed 5% of the Fund’s total net assets;

Matthews Asia Funds

3.	Act as an underwriter of securities, except that, in connection with the disposition of a security, the Fund may be deemed to be an “underwriter” as that term is defined in the 1933 Act;

4.
Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if immediately after such purchase the value of the Fund’s investments in such industry would exceed 25% of the value of the total assets of the Fund;

5.
Purchase or sell real estate, real estate limited partnership interests, interests in oil, gas and/or mineral exploration or development programs or leases. This restriction shall not prevent the Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate;

6.
Make loans, except that this restriction shall not prohibit (a) the purchase and holding of debt instruments in accordance with the Fund’s investment objectives and policies, (b) the lending of portfolio securities, or (c) entry into repurchase agreements with banks or broker-dealers;

7.	Change its diversification status under the 1940 Act;

8.
Purchase or sell commodities or commodity contracts, except that the Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies, or on indexes of such securities or currencies, or any other financial instruments, and may purchase or sell options on such futures contracts;

9.	Make investments in securities for the purpose of exercising control.

Temporary Defensive Position

To the extent practicable and in light of economic and market conditions and the Fund’s cash needs, Matthews intends to be fully invested in the markets appropriate to the Fund’s investment objectives. When, in the opinion of Matthews, a temporary defensive position is warranted, the Fund are permitted to hold cash or invest temporarily and without limitation in U.S. government securities or money market instruments backed by U.S. government securities. The Fund’s investment objectives may not be achieved at such times when a temporary defensive position is taken.

Portfolio Turnover

Matthews buys and sells securities for the Fund whenever it believes it is appropriate to do so. The rate of portfolio turnover will not be a limiting factor in making portfolio decisions. It is currently estimated that under normal market conditions the annual portfolio turnover rate for the Fund will not exceed 100%.  High portfolio turnover rates will generally result in higher transaction costs to the Fund and also may result in a higher level of taxable gain for a shareholder. Portfolio turnover rates may vary greatly from year to year as well as within a particular year.

Matthews Asia Funds

Disclosure of Portfolio Holdings

In accordance with the Fund’s policies and procedures (“Policies”), the Fund’s transfer agent, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), formerly PNC Global Investment Servicing (U.S.) Inc., is responsible for dissemination of information about the Fund’s portfolio holdings. The Fund, together with BNY Mellon and Matthews (the “Service Providers”), may disclose information concerning securities held in the Fund’s portfolios only under the following circumstances:

(i)	Following the end of each fiscal quarter (generally within 60 days), the Fund’s full portfolio holdings will be made publicly available by the following means:

a.	The Fund shall send shareholders portfolio holdings in the Fund’s annual, semi-annual and quarterly reports, which are mailed to shareholders and posted on the Fund’s website.

b.	BNY Mellon shall send portfolio holdings to nationally recognized rating agencies via electronic transmission.

(ii)	The Fund will also release top ten holdings on a monthly basis via the Fund’s website and written communication within approximately 21 days of each month end;

(iii)
The Fund or a Service Provider do not disclose the Fund’s portfolio security holdings in advance of general release and without delay except to the Fund’s custodian bank, independent public accountant, independent legal counsel, proxy voting agent, financial printers, technical writers who assist with the preparation of disclosure materials, technology service providers and pricing service providers. The Fund also disclose its portfolio security holdings to third parties in connection with its on-going efforts to analyze its trading activity, and in connection with their periodic reviews of the performance of existing fund agents and advisors or the retention of new agents and advisors. In addition, the Fund may make such disclosure on a confidential basis to selected third parties when the Fund has a legitimate business purpose for doing so. Examples of legitimate business purposes in which selective disclosure of the Fund’s portfolio securities may be appropriate include disclosure for due diligence purposes to an investment advisor that is in merger or acquisition talks with Matthews; disclosure to a newly hired investment advisor or sub-advisor prior to its commencing its duties; and disclosure to a rating or ranking organization. Currently the Fund has no such disclosure arrangements in place.

As required by the federal securities laws, including the 1940 Act, the Fund will disclose its portfolio holdings in their applicable regulatory filings, including shareholder reports, reports on Form N-Q, Form N-CSR or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.

In accordance with the Fund’s Policies, third parties are required to keep confidential any information disclosed to them in accordance with the foregoing and no compensation may be received by the Fund, a Service Provider or any affiliate in connection with disclosure of such information. The Fund’s Board of Trustees will oversee disclosure under the foregoing Policies by approval in advance of disclosures for legitimate business purposes and by regular review of reports on disclosures of the Fund’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the Chief Compliance Officer (“CCO”) of the Fund. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of the Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between the Fund’s shareholders and Matthews or the Fund’s principal underwriter or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Trustees at their next meeting. The Trustees may impose additional restrictions on the disclosure of portfolio holdings information at any time.

Matthews Asia Funds

The Policies are designed to provide useful information concerning the Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by the Fund. However, there can be no assurance that the provisions of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Fund.

Management of the Fund

Board Leadership Structure and Risk Oversight.

The operations of the Fund are under the direction of the Board of Trustees. The Board establishes the Fund’s policies and oversees and reviews the management of the Fund. The Board meets regularly (i.e., at least quarterly) to review the investment performance of the Fund and other financial and operational matters, including policies and procedures with respect to compliance with regulatory and other requirements, as well as to review the activities of the Trust’s officers, who are responsible for the day-to-day operations of the Fund.  The Board met [] times during the fiscal year ended December 31, 2010.

The Board consists of six Trustees, five of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”).  An Independent Trustee serves as Chairman of the Board.  In addition, each of the three standing committees of the Board, to which the Board has delegated certain authority and supervisory responsibilities, is comprised exclusively of Independent Trustees.  Those committees are the Audit Committee, the Nominating Committee and the Compensation Committee, whose responsibilities and activities are described below.  As part of each regular Board meeting, the Independent Trustees meet separately from Matthews with their independent legal counsel and with the Trust’s Chief Compliance Officer.  The Board reviews its leadership structure periodically as part of its annual self-assessment process and believes that its structure is appropriate to enable the Board to exercise its oversight of the Fund.

The Fund has retained Matthews as the Fund’s investment adviser.  Subject to the objectives and policies as the Trustees may determine, Matthews furnishes a continuing investment program for the Fund, makes investment decisions on their behalf, manages risks that arise from the Fund’s investments and operations, and provides administrative services to the Fund, all pursuant and subject to its investment advisory agreement with the Fund.  Employees of Matthews serve as the Trust’s officers, including the Trust’s President, Treasurer and Chief Compliance Officer.

Matthews Asia Funds

The Board oversees the services provided by Matthews, including certain risk management functions.  Risk management is a broad concept that can cover many elements.  The Board handles its review of different elements and types of risks in different ways.  In the course of providing oversight, the Board and the Committees receive reports on the Fund’s activities, including regarding the Fund’s investment portfolio and the Fund’s financial accounting and reporting.  The Board also meets periodically with the Trust’s Chief Compliance Officer who reports on the compliance of the Fund with the federal securities laws and the Trust’s internal compliance policies and procedures.  The Audit Committee’s meetings with the Fund’s independent auditors also contribute to its oversight of certain internal control risks.  In addition, the Board meets periodically with the portfolio managers of the Fund to receive reports regarding the management of the Fund, including certain investment and operational risks.  Because the Board has delegated the day-to-day activities of the Fund to Matthews and other service providers, the risk management oversight provided by the Board can mitigate but not eliminate the identified risks.  Not all risks that may affect the Fund can be identified or processes and controls developed to eliminate or mitigate their occurrence or effects, and some risks are simply beyond any control of the Fund or Matthews, its affiliates or other service providers.

Trustees and Officers.

The Trustees and executive officers of the Fund, their years of birth, business addresses, principal occupations during the past five years and other directorships held are set forth below. The “Fund Complex” refers to the twelve Funds comprising the Trust.  The address of each Trustee and executive officer of the Trust is Four Embarcadero Center, Suite 550, San Francisco, CA 94111.

Matthews Asia Funds

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served1	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships (number of portfolios) Held by Trustee During Past 5 Years
INDEPENDENT TRUSTEES
Geoffrey H. Bobroff Born 1944	Chairman of the Board of Trustees and Trustee	Since 2006	President, Bobroff Consulting, Inc. (since 1993).	12	None.
Richard K. Lyons Born 1961	Trustee; Trustee and Chairman of the Board (1994 – 2006)	Since 2010	Dean (since 2008), Haas School of Business, UC Berkeley; Chief Learning Officer (2006 – 2008), Goldman Sachs; Executive Associate Dean (2005 – 2006), Acting Dean (2004 - 2005), Professor (2000 - 2004), Associate Professor (1996 – 2000), Assistant Professor (1993 – 1996), Haas School of Business, UC Berkeley.	12
Director (2000 – 2006), iShares Fund Complex, consisting of iShares, Inc. (24 portfolios) and iShares Trust (over 70 portfolios) managed by Barclays Global Investors; Trustee (2001 – 2006), Barclays Global Investor Fund Complex, consisting of Barclays Global Investor Funds and Barclays Master Investment Portfolios (15 portfolios).

Rhoda Rossman Born 1958	Trustee	Since 2006	Vice President, Corporate Investment Officer (2007 - 2010); and Senior Vice President and Treasurer (2003 - 2007), The PMI Group, Inc.	12	None.
Toshi Shibano Born 1950	Trustee	Since 2003	President, Strategic Financial Literacy, Inc. (since 1995); Adjunct Professor, Columbia Graduate School of Business (since 2001); Associate Professor, Thunderbird American Graduate School of International Management (2000-2004); Faculty, General Electric Corporate Leadership Development Center (since 2000); Executive Education Lecturer, Haas School of Business, UC Berkeley (since 1995).	12	None.

Matthews Asia Funds

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served1	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships (number of portfolios) Held by Trustee During Past 5 Years
Jonathan F. Zeschin Born 1953	Trustee	Since 2007	Partner, Essential Investment Partners, LLC (since 2009); President, Essential Advisers Inc. (since 2000); Managing Partner, JZ Partners LLC (since 1998)	12
Independent Chairman of the Board of Trustees, DCA Total Return Fund (since 2005) (1 Portfolio) and DCW Total Return Fund (since 2007) (1 Portfolio); Independent Trustee, ICON Funds (2002-2007) (17 Portfolios).

INTERESTED TRUSTEES2
G. Paul Matthews Born 1956	Trustee	Since 2007	Director and Portfolio Manager (since 2009), Chairman and Portfolio Manager (1991 – 2009), Chief Investment Officer (1991 – 2007), Matthews; President of the Funds (1994 – 2007).	12	Director (since 2004), Matthews Asian Selections Funds Plc (1 Portfolio).

1	Each Trustee serves for an indefinite term, until retirement age or until his/her successor is elected.
2	This Trustee is considered an “interested person” of the Trust as defined under the 1940 Act either because of an ownership interest in Matthews or an office held with the Trust or Matthews.

Matthews Asia Funds

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICER(S) WHO ARE NOT TRUSTEES1
William J. Hackett Born 1967	President	Since 2008
Chief Executive Officer (since 2009), President and Secretary (since 2007), Matthews; Partner (2002 – 2007), Deloitte & Touche, LLP; Director (2009-Present), Matthews Asian Selections Funds, PLC, Dublin, Ireland; Chairman (2010-Present), Matthews Asia Funds Société d’investissement à capital variable, Luxembourg; Director (2010-Present), Matthews Global Investors S.àr.l., Luxembourg.

Robert Horrocks Born 1968	Vice President	Since 2009
Chief Investment Officer (since 2009), Director of Research (2008 - 2009), Matthews; Head of Research (2006 - 2008), Mirae Asset Management; Chief Investment Officer (2003 - 2006), Everbright Pramerica.

John P. McGowan Born 1964	Vice President and Secretary	Since 2005
Senior Vice President of Business Administration (since 2009), Chief Administrative Officer (2007 – 2008), Chief Operating Officer (2004 – 2007), Matthews; Director (2004-Present), Matthews Asian Selections Funds, PLC, Dublin, Ireland; Director (2010-Present); Matthews Asia Funds Société d’investissement à capital variable, Luxembourg; Director (2010-Present), Matthews Global Investors S.àr.l., Luxembourg.

Shai Malka Born 1973	Treasurer	Since 2005	Vice President of Fund Accounting and Operations (since 2010), Senior Manager of Fund Accounting and Operations (2004 - 2009), Matthews.
Jodi Borkowitz Born 1970	Vice President	Since 2009	Senior Vice President (since 2006), Matthews; Partner, Director of Sales and Marketing (2004-2006), Advisor Partners, LLC.
Andrew T. Foster Born 1974	Vice President	Since 2005	Portfolio Manager (since 2005), Acting Chief Investment Officer (2008-2009), Director of Research (2003 – 2008), Matthews.
Richard Gao Born 1967	Vice President	Since 2009	Portfolio Manager (since 1999), Matthews.
Mark W. Headley Born 1959	Vice President	Since 2009
Chairman (since 2009), Director and Portfolio Manager (since 1996), Chief Executive Officer or Co-Chief Executive Office (2002 – 2009), President (1999 - 2007), Chief Investment Officer (2007 – 2009), Matthews; Vice President (1999 – 2007, 2009 – Present), President (2007 – 2008), the Funds; Director (2004-2008), Matthews Asian Selections Funds, PLC, Dublin, Ireland.

Taizo Ishida Born 1957	Vice President	Since 2009	Portfolio Manager (since 2006), Matthews; Vice-President and Portfolio Manager (2000 - 2006), Wellington Management Company.
Jesper Madsen Born 1976	Vice President	Since 2009	Portfolio Manager (since 2006), Research Analyst (2005-2006), Matthews.
Michael Oh Born 1976	Vice President	Since 2009	Portfolio Manager (since 2006), Assistant Portfolio Manager (2003 - 2006), Matthews.
Sharat Shroff Born 1973	Vice President	Since 2009	Portfolio Manager (since 2006), Research Analyst (2005 - 2006), Matthews.
Lydia So Born 1978	Vice President	Since 2009	Portfolio Manager (since 2008), Senior Research Analyst (2007), Research Analyst (2006 - 2007), Research Associate (2004-2006), Matthews.
Timothy B. Parker Born 1958	Vice President	Since 2008
General Counsel (since 2005), Matthews; Director (2010-Present), Matthews Asia Funds Société d’investissement à capital variable, Luxembourg; Director (2010-Present), Matthews Global Investors S.àr.l., Luxembourg.

Manoj K. Pombra Born 1964	Chief Compliance Officer	Since 2005	Chief Compliance Officer (since 2005), Matthews.
1.
Each officer serves at the pleasure of the Board of Trustees. Officers are considered “interested persons” of the Trust as defined under the 1940 Act either because of an ownership interest in Matthews or an office held with the Trust of Matthews.

Matthews Asia Funds

Board Committees.

Currently, the Board has an Audit Committee, a Nominating Committee and a Compensation Committee. Each committee is composed solely of the Independent Trustees (currently, Messrs. Bobroff, Lyons, Shibano and Zeschin, and Ms. Rossman). The Chairman and functions of each committee are set forth below.

Audit Committee Mr. Shibano, Chairman
The Audit Committee has the responsibility, among other things, to (1) recommend the selection of the Fund’s independent registered public accounting firm; (2) review and approve the scope of the independent registered public accounting firm’s audit activity; (3) review the financial statements which are the subject of the independent registered public accounting firm’s certifications; and (4) review with such independent registered public accounting firm the adequacy of the Fund’s basic accounting system and the effectiveness of the Fund’s internal accounting controls. The Audit Committee met [   ] times during the fiscal year ended December 31, 2010.

Nominating Committee Mr. Bobroff, Chairman
The Nominating Committee has the responsibility, among other things, to consider and nominate new Trustees to serve on the Fund’s Board. The Nominating Committee does not currently consider nominations from shareholders, but will do so if required by any applicable law, in which case the Nominating Committee will provide shareholders with information as to how their nominations may be submitted for consideration. The Nominating Committee met [   ] times during the fiscal year ended December 31, 2010.

Compensation Committee Mr. Zeschin, Chairman
The Compensation Committee has the responsibility, among other things, to annually review and consider the compensation of the Board as well as the compensation of the Chief Compliance Officer. This responsibility instead may be handled by all the Independent Trustees rather than formally by this Committee.  The Compensation Committee met [        ] times during the fiscal year ended December 31, 2010.

Information about Each Trustee’s Qualifications, Experience, Attributes or Skills.

The Board took into account variety of factors in the original selection of candidates to serve as a Trustee, including the then composition of the Board.  Generally, no one factor was decisive in the selection of an individual to join the Board.  Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s ability to work effectively with the other members of the Board; and (iii) how the individual’s skills, experience, and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.  In addition, the Trustees also possess various other intangible qualities such as intelligence, work ethic, the ability to work together, to communicate effectively, to ask incisive questions and exercise judgment, and to oversee the business of the Trust.  The Board also considered, among other factors, the particular attributes described below with respect to the various individual Trustees.  The summaries set forth below as to the qualifications, attributes, and skills of the Trustees are furnished in response to disclosure requirements imposed by the SEC, do not constitute any representation or guarantee that the Board or any Trustee has any special expertise or experience, and do not impose any greater or additional responsibility or obligation on, or change any standard of care of, any such person or on the Board as a whole than otherwise would be the case.

Matthews Asia Funds

Mr. Bobroff has many years of experience as a recognized investment management industry consultant, including advising boards of directors and trustees of mutual funds in connection with their responsibilities, his familiarity with the legal and regulatory environment of mutual funds, and his service as an expert witness in legal proceedings related to mutual funds.  He also has several years of experience serving on the Trust’s Board.

Mr. Lyons has enjoyed and continues to enjoy a distinguished academic and professional career in fields relevant to business and the investment industry generally, as well as having many years of experience as a director and trustee of investment companies including over a decade in the past with this Trust.

Ms. Rossman has many years of experience as an investment professional specializing in portfolio management and is familiar with the analysis of investment strategy, trading, and performance results, as well as having several years of experience serving on the Trust’s Board.

Mr. Shibano has many years of academic and professional business experience with prominent institutions and companies, much of which has related to financial matters.  He also has roughly seven years of experience serving on the Trust’s Board.

Mr. Zeschin has many years of experience in the investment management and investment advisory industry, including substantial experience with mutual funds and service as an independent trustee and chairman, including several years of experience serving on the Trust’s Board.

Mr. Matthews has extensive executive and industry experience as the founder and senior executive of Matthews, familiarity with Asian equity securities and markets, as well as experience serving on the Trust’s Board since its inception.

Fund Ownership by Trustees.

The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in the Fund and in all registered investment companies overseen by the Trustee within the same family of investment companies, as of December 31, 2010.

Name of Trustee	Dollar Range of Equity Securities in each of the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee within the Family of Investment Companies
INDEPENDENT TRUSTEES
Geoffrey H. Bobroff	None	[$50,000-$100,000
Richard K. Lyons	None	$10,000-$50,000
Rhoda Rossman	None	$10,000-$50,000
Toshi Shibano	None	Above $100,000
Jonathan F. Zeschin	None	Above $100,000
INTERESTED TRUSTEES
G. Paul Matthews	None	Above $100,000]

Matthews Asia Funds

As of December 31, 2010, none of the Independent Trustees or their respective immediate family members (spouse or dependent children) owned beneficially or of record an interest in Matthews or the Fund’s underwriter, or in any person directly or indirectly controlling, controlled by, or under common control with Matthews or the Fund’s underwriter.

Shareholders’ Voting Powers

On any matter submitted to a vote of shareholders, all shares shall be voted separately by the individual Fund, except that the shares shall be voted in the aggregate and not by individual Fund when (i) required by the 1940 Act; or (ii) the Board of Trustees has determined that the matters affect the interests of more than one Fund (e.g., the election of a new member to the Board of Trustees of the Trust). Each whole share is entitled to one vote as to any matter on which it is entitled to vote, and each fractional share is entitled to a proportionate fractional vote.

Approval of Investment Advisory Agreement

The Trust has retained Matthews to manage the assets of each of the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”) that has been approved by the Board of Trustees of the Trust, including the Independent Trustees. Additional information regarding the Advisory Agreement may be found in the section entitled “Investment Advisory and Other Service Providers.” The Advisory Agreement has an initial term of two years for the Fund and continues in effect from year to year thereafter provided such continuance is specifically approved at least annually by the vote of the holders of at least a majority of the outstanding shares of the respective Fund, or by the Board of Trustees, and in either event, by a majority of the Independent Trustees of the Trust casting votes in person at a meeting called for such purpose. A discussion regarding the basis for the Board of Trustees’ approval of the Advisory Agreement for the Fund will be available in the Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2011.

Matthews Asia Funds

Compensation

The fees and expenses of the Independent Trustees are allocated among the twelve series of the Trust and paid by the Trust. The following table shows the fees paid during the fiscal year ended December 31, 2010 to the Independent Trustees for their service to the Trust and the total compensation paid to the Trustees by the Fund Complex.  The Fund paid no compensation to the Trustees during the fiscal year ended December 31, 2010.

Fiscal Year End of 12-31-10
Independent Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex Paid to Trustees
Geoffrey H. Bobroff	$	None	None	$
Richard K. Lyons	$	None	None	$
Rhoda Rossman	$	None	None	$
Toshi Shibano	$	None	None	$
Jonathan F. Zeschin	$	None	None	$

No officer or employee of Matthews receives any compensation from the Fund for acting as an officer or employee of the Trust. The officers of the Trust receive no compensation directly from the Fund for performing the duties of their offices. Neither the Trustees nor the officers of the Trust receive any pension or retirement benefits from the Fund.

Code of Ethics

The Trust and Matthews have adopted a written Code of Ethics (the “Code”) pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder and Rule 204A-1 under the Advisers Act. The Code requires certain persons with access to investment information (“Access Persons”) to obtain prior clearance before engaging in certain personal securities transactions. Transactions must be executed generally within 2 business days of clearance. In addition, all Access Persons must report their personal securities transactions within 10 days after the end of each calendar quarter or becoming an Access Person, and file an annual statement within 45 calendar days with respect to their personal securities holdings. Access Persons and members of their immediate family are prohibited from directly and indirectly acquiring beneficial ownership in any Asia Pacific security (excluding ownership of shares of an investment company registered under the 1940 Act). Any material violation of the Code is reported to the Board of Trustees. The Board of Trustees also oversees the administration of the Code. The Code of Ethics is on file with the SEC.

The Fund’s principal underwriter has also adopted a Code of Ethics pursuant to Rule 17j-1.

Matthews Asia Funds

Proxy Voting Policies and Procedures

The Board of Trustees of the Fund has delegated to Matthews the authority to vote proxies of companies held in the Fund’s portfolio. Matthews has adopted written Proxy Voting Policies and Procedures (“Proxy Policies”) to assist it in evaluating shareholder proposals. Matthews has retained the services of an independent proxy consultant, Institutional Shareholder Services, a division of RiskMetrics Group, Inc. (“ISS”), to receive and evaluate shareholder proposals, apply the Trust’s Proxy Policies, effect proxy votes and maintain appropriate records.

For significant corporate matters, such as establishing pension or profit sharing plans, proposed mergers and acquisitions, and sales of assets, Matthews’ Proxy Policies establish guidelines for evaluating the facts and circumstances of the particular proposal. In such circumstances, Matthews evaluates the proposal in light of the best interests of the Fund and its shareholders and votes accordingly. With respect to other, more routine, matters, Matthews Proxy Policies may establish certain standards that, if satisfied, will result in a vote for or against a proposal. Routine matters include (i) election of directors; (ii) approval of auditors; (iii) approval of dividends and distributions; (iv) confidential voting; and (v) limitation on charitable contributions or fees paid to professional advisors. However, even in these circumstances, Matthews reserves the right to evaluate each proposal individually, and to vote on the matter in a manner that Matthews believes is in the best interest of the Fund or its shareholders (even if that vote is inconsistent with Matthews’ Proxy Policies). For example, while Matthews generally votes in favor of management’s nominees for a board of directors, it may vote against management nominees if it believes that the board was entrenched or otherwise not acting in the best interests of shareholders. Matthews generally votes in the same manner for each of its clients that hold a security, subject to the individual objectives of each client. As a result, Matthews may vote in favor of a proposal for certain clients while voting against the same proposal for other clients. Matthews also reserves the right to revise, alter or supplement the Proxy Policies from time-to-time, which may result in different votes on similar issues over time.

There may be circumstances in which Matthews believes that refraining from voting on a matter submitted to shareholders is in the best interests of the Fund or its shareholders, such as when the cost of voting the proxy exceeds the expected benefit to the client. Similarly, voting on shareholder matters in foreign countries, particularly in emerging markets, may be subject to restrictions (including registration procedures that may result in a holding becoming illiquid for a period of time) and limitations that impede or make impractical the exercise of shareholder rights. Such limitations may include (i) untimely or inadequate notice of shareholder meetings; (ii) restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes; (iii) in person voting requirements; (iv) restrictions on the sale of securities for periods surrounding the shareholder meeting (“share blocking”); (v) granting local agents powers of attorney to facilitate voting instructions; (vi) proxy materials or ballots not being readily available; and (vii) proxy materials or ballots not being available in English.

There may be circumstances in which Matthews has or may be perceived to have a conflict or potential conflict of interest in voting on particular matters. Matthews’ Proxy Policies attempt to minimize this potential by utilizing an independent consultant to monitor and apply its Proxy Policies. Matthews’ Proxy Policies also provide for monitoring of conflicts and potential conflicts of interest circumstances. When a material conflict of interest is identified, Matthews votes proxies (i) in accordance with a pre-determined policy; (ii) based upon the recommendations of an independent third party; (iii) advises the Fund’s Board of Trustees of the circumstances, seeks their direction, and votes accordingly; or (iv) takes other action as may be appropriate in the particular circumstances.

Matthews Asia Funds

In addition to providing research and other proxy voting services, ISS, through its Corporate Services Division, offers products and services to issuers of proxy solicitations consisting of advisory and analytical services, self-assessment tools and publications. ISS has represented that employees of its Corporate Services Division are not involved in ISS’ analysis of filed proxy proposals or preparation of vote recommendations. Nonetheless, ISS has adopted policies and procedures to guard against and to resolve any conflicts of interest that may arise in connection with its provision of research analyses, vote recommendations and voting services to Matthews.

Information regarding how the Matthews China Small Companies Fund votes proxies relating to portfolio securities during the 12-month period ending June 30, 2011 will be available after that date (1) without charge, by visiting matthewsasia.com, (2) by calling the Fund at (800) 789-ASIA [2742] and (3) on the SEC’s website at sec.gov.

Control Persons and Principal Holders of Securities

As of February 28, 2011, the Trustees and officers as a group owned less than 1% of the outstanding shares of each Class of the Matthews Asia Funds.

As of February 28, 2011, no persons owned of record or beneficially more than 5% of the outstanding voting shares of the Fund

Matthews Asia Funds

Investment Advisor, Underwriter and Other Service Providers

Investment Advisor

Currently the Trust employs only one investment advisor, Matthews International Capital Management, LLC. Each of LM Matthews Holdings III, LLC and LM Matthews Holdings III-A, LLC (together, “Lovell Minnick”), which are special purpose entities controlled by Lovell Minnick Partners, LLC, an investment firm, and City National Corporation, a holding company for a bank and other financial services companies (including a broker-dealer and wholly or partially owned investment advisers, “City”), has an ownership interest of 10%-25% in Matthews. G. Paul Matthews (who is a Portfolio Manager and a Managing Member of Matthews) and Mark W. Headley (who is the Chairman, a Portfolio Manager and a Managing Member of Matthews) each have an ownership interest of 10%-25% in Matthews. Representative of each of Lovell Minnick and City, as well as Mr. Matthews and Mr. Headley, are members of the Board of Directors of Matthews. Because of their ownership of, or positions with, Matthews, each of Lovell Minnick, City, Mr. Matthews and Mr. Headley may, for certain purposes, be deemed to be affiliated with or in control of Matthews. In addition, Mr. Matthews is a Trustee of the Fund, and Mr. Headley is a Vice President of the Fund, and Mr. Headley is a Co-Portfolio Manager of one of the Funds. For these reasons, each of Mr. Matthews and Mr. Headley may be deemed to be affiliated persons of the Fund.

Matthews performs its duties and is paid pursuant to its Advisory Agreement (the “Agreement”) with the Fund. Some of the terms of the Agreement are set by the 1940 Act, such as that after an initial two-year term, it will be reviewed each year by the Board of Trustees and the Board may terminate it without penalty on 60 days’ notice.

The advisory services provided by Matthews and the fees received by it for such services are described in the Prospectus. As stated in the Prospectus, Matthews may, from time-to-time, voluntarily waive its advisory fees with respect to the Fund, but is not obligated to do so.

Under the Agreement, Matthews is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The terms of the Agreement provide that it will continue from year to year provided that it is approved at least annually by the vote of the holders of at least a majority of the outstanding shares of the Fund, or by the Board of Trustees, including a majority of the Independent Trustees. The Agreement may be terminated with respect to the Fund by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days’ written notice to Matthews. Matthews may also terminate its advisory relationship with respect to the Fund on 60 days’ written notice to the Fund. The Agreement can only be assigned with prior shareholder approval. In the event that the Agreement is assigned without shareholder approval, the Agreement automatically terminates.

Matthews Asia Funds

Under the Agreement, the Fund is responsible for payment of all of its expenses except those specifically assumed by Matthews or another third party, including payment of the following expenses:

1.	The fees and expenses of the Fund’s Independent Trustees;

2.	The salaries and expenses of any of the Fund’s officers or employees who are not affiliated with Matthews;

3.	Interest expenses;

4.	Taxes and governmental fees;

5.	Brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities;

6.	The expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions;

7.	Accounting and legal costs;

8.	Insurance premiums;

9.	Fees and expenses of the Fund’s custodian, administrator and transfer agent and any related services;

10.	Expenses of obtaining quotations of the Fund’s portfolio securities and of pricing the Fund’s shares;

11.	Expenses of maintaining the Fund’s legal existence and of shareholders’ meetings;

12.	Expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses;

13.	Fees and expenses of membership in industry organizations; and

14.	Expenses related to the development and maintenance of the Fund’s Compliance Program as required by the 1940 Act.

The ratio of the Fund’s expenses to its relative net assets can be expected to be higher than the expense ratio of a fund investing solely in domestic securities, since the cost of maintaining the custody of foreign securities is generally higher than comparable expenses for such other funds and the rate of investment management fees paid by the Fund may also be higher than the comparable expenses of such other funds.

General expenses of the Trust such as costs of maintaining corporate existence, legal fees, insurance, etc., and expenses shared by the Funds will be allocated among the Funds on a basis deemed fair and equitable by the Board of Trustees, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to the Funds. Expenses which relate exclusively to a particular fund, such as certain registration fees, brokerage commissions and other portfolio expenses, will be borne directly by that fund.

The Fund pays Matthews pursuant to an amendment to the Advisory Agreement dated as of [], 2011 (i) for management and advisory services; and (ii) for certain administrative services, an annual fee as a percentage of average daily net assets. Under this amendment to the Advisory Agreement, this Fund pays Matthews 1.00% of its average daily net assets. In addition, under a Shareholder Services Agreement, the Fund pays Matthews a fee for administrative and shareholder services. See “Shareholder Servicing and Administration,” on page 42.

Matthews Asia Funds

Under a written agreement between the Fund and Matthews, Matthews agrees to reimburse money to the Fund if its expense ratio exceeds a certain percentage level. For the Fund, this level is 2.00%. In turn, if the Fund’s expenses fall below the level noted within three years after Matthews has made such a reimbursement, the Fund may reimburse Matthews up to an amount not to exceed its expense limitation.  For the Fund Fund, this agreement will continue through at least [], 2012.  These agreements may be extended for additional periods for each of the Fund.

The Fund has not paid any advisory fees or received any reimbursement of expenses as of the date of this SAI.

Portfolio Managers

The following table shows information regarding other accounts managed by the Fund’s Portfolio Managers as of December 31, 2010.

Name of Portfolio Manager	Account Category	Number of Accounts	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
[ ] Lead Portfolio Manager	Registered Investment Companies		$
of the Fund	Other Pooled Investment Vehicles		$
	Other Accounts		$
[ ] Co-Portfolio Manager of	Registered Investment Companies		$
the Fund	Other Pooled Investment Vehicles		$
	Other Accounts		$

Portfolio Managers’ compensation consists of a combination of base salary, fixed and discretionary bonuses, participation in the equity or revenues of the firm, and participation in benefit plans, which are generally available to all salaried employees. Compensation is structured to emphasize the success of both Matthews and the individual employee. Compensation is not linked to the distribution of the shares of the Fund. Key elements of compensation are detailed below:

Base Salary	Each portfolio manager receives a fixed base salary that takes into account his or her experience and responsibilities and is intended to be competitive with salaries offered by other similar firms.

Bonus
Matthews emphasizes teamwork and a focus on client needs. Bonuses are structured to emphasize those principles and are based on a number of factors including the profitability of Matthews and the employee’s contributions to the firm, such as the pre-tax performance of accounts managed by the employee, leadership position in the firm and participation in firm marketing efforts and other activities. Performance is generally considered on an absolute basis over longer periods (five to ten years). However, market conditions and performance relative to the benchmark or peer group of the Fund or other account may also be considered.

Matthews Asia Funds

Other Compensation
Certain Portfolio Managers may receive compensation in the form of equity interests in Matthews or cash payments based upon a percent of Matthews’ revenues. Matthews is a private limited liability company that provides pass-through treatment.  Accordingly holders of equity interests may be allocated portions of Matthews’ profits and losses, and may receive cash distributions. Such distributions may be made subject to certain required distributions and payments, Matthews’ working capital requirements and similar considerations.

Benefit Programs	Portfolio managers participate in benefit plans and programs available generally to all employees.

As shown in the table above, certain portfolio managers may manage other accounts with investment strategies similar to the Matthews Asia Funds. Those other accounts may include other Fund, US and non-US mutual funds advised or sub-advised by Matthews, and separately managed accounts. Fees earned by Matthews may vary among these accounts, the portfolio managers may personally invest in some but not all of these accounts, and certain of these accounts may have a greater impact on their compensation than others. These factors may create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming the Fund. A conflict may also exist if a portfolio manager identifies a limited investment opportunity that may be appropriate for more than one account, but the Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Fund. A Portfolio Manager’s compensation arrangement may also give rise to potential conflicts of interest. A Portfolio Manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management; and the bonuses of the Portfolio Managers relate to increases in asset levels under Matthews’ management. Additional, as explained above, certain portfolio managers may receive equity-based compensation from Matthews. The management of or participation in the management of multiple Matthews Asia Funds and accounts may give rise to potential conflicts of interest among the Fund and accounts, as Portfolio Managers must allocate their time and investment ideas across Matthews Asia Funds or other accounts, which may pay different fees to Matthews and have different objectives, benchmarks and time horizons. A Portfolio Manager may execute transactions for Matthews Asia Funds or other account that may adversely impact the value of securities held by the Fund. Any securities selected for Matthews Asia Funds or other account may perform differently than the securities selected for another Matthews Asia Funds or other account. However, Matthews believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to a variety of exceptions (for example, particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors). In addition, the Matthews Asia Funds and Matthews have adopted a trade management policy which they believe is reasonably designed to address potential conflicts of interest that may arise in managing multiple accounts. With respect to the allocation of investment opportunities (i.e., investment ideas), Matthews has established policies and procedures that provide that all research conducted by any member of Matthews’ investment team be generally available to every other member. However, Matthews Portfolio Managers may act upon applicable research at any time, and no account or investment mandate (i.e., a group of accounts with similar investment objectives) has any general priority in the access to or allocation of any investment opportunity. However, Matthews may determine that priority to an investment opportunity should be established because of its limited availability, the difficulty of execution or other factors. Currently Matthews accords such priority with respect to (i) new accounts (such as the Fund) that invest in Asia Small Companies (as defined in the Prospectus); (ii) investments in Asia Small Companies in which no account managed by Matthews has previously invested; and (iii) accounts that focus on a specific country or sector and intend to invest in initial public offerings, secondary public offerings and private placements may be given priority in such opportunities to the extent they are associated with securities from a country or in a sector in which the account invests (e.g., the Fund may be accorded priority with respect to the initial public offering of a Chinese company).

Matthews Asia Funds

The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Trust’s Code of Ethics will adequately address such conflicts.

The following table sets forth the dollar range of equity securities beneficially owned by each Portfolio Manager primarily responsible for the day-to-day management of the Fund’s portfolio and in all Funds of the Trust, as of December 31, 2010.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
None
None

Principal Underwriter

The Trust entered into an Underwriting Agreement with BNY Mellon Distributors Inc., which is currently located at 760 Moore Road, King of Prussia, PA 19406 (the “Underwriter”). The Underwriter acts as the statutory principal underwriter of the Fund’s shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and assists in the continuous offering of shares, on an agency basis. The Underwriting Agreement has been approved by the Board of Trustees. Matthews compensates the Underwriter for its services to the Fund.

Pursuant to the Underwriting Agreement, the Underwriter has agreed to qualify as a broker-dealer under all applicable federal or state laws in those states that the Trust shall from time to time identify to the Underwriter as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund. The Underwriter is a broker-dealer registered with the SEC and a member in good standing of the Financial Industry Regulatory Authority, Inc.

Matthews Asia Funds

The Trust has agreed to indemnify the Underwriter from losses relating to the Underwriter’s assumption of the principal underwriter function and from prospectus and sales material disclosure liability.

Rule 12b-1 Plan (Distribution Plan)

The Trust’s 12b-1 Plan (the “Plan”) is inactive. The Plan authorizes the use of the Fund’s assets to compensate parties that provide distribution assistance or shareholder services, including, but not limited to, printing and distributing prospectuses to persons other than shareholders, printing and distributing advertising and sales literature and reports to shareholders used in connection with selling shares of the Fund, and furnishing personnel and communications equipment to service shareholder accounts and prospective shareholder inquiries. Although the Plan currently is not active, it is reviewed by the Board annually in the event that the Board determines it is necessary to re-activate the Plan. The Plan would not be re-activated without prior notice to shareholders and any amounts payable under the Plan would be subject to applicable operating expense limitations agreed to by Matthews.

Shareholder Servicing and Administration, and other Service Providers

Shareholder Servicing and Administration

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon” or the “Administrator”), formerly PNC Global Investment Servicing (U.S.) Inc., provides certain administrative services to the Trust pursuant to a Second Amended and Restated Investment Company Services Agreement dated as of April 1, 2007 as amended (the “Investment Company Services Agreement”). Under the Investment Company Services Agreement, BNY Mellon: (i) coordinates with the custodian and transfer agent and monitors the services they provide to the Fund; (ii) coordinates with and monitors any other third parties furnishing services to the Fund; (iii) provides the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (iv) supervises the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (v) prepares or supervises the preparation by third parties of all federal, state and local tax returns and reports of the Fund required by applicable law; (vi) prepares and files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (vii) prepares and arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (viii) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of the Fund’s expenses and instructs the custodian to issue checks in payment thereof; and (ix) takes such other action with respect to the Trust or the Fund as may be necessary in the opinion of the Administrator to perform its duties under the Investment Company Services Agreement.

In addition, pursuant to the Investment Company Services Agreement, BNY Mellon provides certain transfer agency and other shareholder services for shareholders who open accounts directly with BNY Mellon. Such services include maintaining shareholder accounts, generating shareholder statements, providing taxpayer information, and performing related servicing generally (collectively, "transfer agency and shareholder services”).

The Fund has not paid any amounts to the Administrator as of the date of this SAI.

Matthews Asia Funds

For shareholders who purchase shares through a broker or other financial intermediary (sometimes called fund “supermarkets”), some or all transfer agency and shareholder services may be performed by that intermediary. The services provided by supermarkets (although they vary from supermarket to supermarket) generally include the following: acceptance, processing and settlement of specific shareholder transactions (purchases, redemptions and exchanges); establishing and maintaining transaction clearing relationships; establishing and maintaining individual shareholder records; providing and maintaining periodic and transaction-specific reporting; maintaining shareholder records regarding share splits, reorganizations and other corporate actions; performing anti-money laundering and related regulatory compliance functions that relate to individual shareholders; responding to inquiries regarding the Fund as well as the status of accounts and transactions made by shareholders who own shares through that supermarket; processing redemption fees; providing net asset value, dividend and distribution information to shareholders; and assisting with shareholder communications. Some fund supermarkets also provide the following services: next-day transaction processing services; 24-hour transaction services; performance estimates; research; fund ratings (e.g., Lipper and Morningstar ratings); risk analysis; fund facts and fees; tax information and analysis; independent due diligence of funds; tax lot accounting; internet services; and access to other financial products (e.g., banking and credit). You should contact your supermarket to determine the specific services available to you.

For performing transfer agency and shareholder services, the supermarket may seek compensation from the Fund or Matthews. In some cases, the services for which compensation is sought may be bundled with services not related to shareholder servicing, and may include distribution fees. The Board of Trustees has made a reasonable allocation (and periodically reviews the allocation) of the portion of bundled fees, and Matthews pays from its own resources that portion of the fees that the Board of Trustees determines may represent compensation to supermarkets for distribution services.

The Trust has also entered into an Administration and Shareholder Services Agreement with Matthews as of August 13, 2004, as amended (the “Shareholder Services Agreement”). Pursuant to the Shareholder Services Agreement, Matthews provides a range of administrative services that focus on the servicing needed by the Fund and oversight and coordination of their various service providers, as distinct from the services provided by BNY Mellon and supermarkets to shareholder accounts. Matthews’ services may include, on a continuous basis: responding to shareholder communications that come to Matthews directly, indirectly via BNY Mellon or a supermarket, or via the Fund’s website; providing regular communications and investor education materials to shareholders; communicating with investment advisors whose clients own or hold shares of the Fund and providing such other information as may reasonably be requested by shareholders or certain services not provided by the Fund’s transfer agent or by fund supermarkets. Matthews also provides, on a continuous basis, the following administration services: oversight of the activities of BNY Mellon as the Fund’s transfer agent (including the transfer agent’s call center operations); oversight of the Fund’s accounting agent, custodian and BNY Mellon’s administrative functions; assisting with the daily calculation of Fund net asset values; overseeing the Fund’s compliance with its legal, regulatory and ethical policies and procedures; assisting with the preparation of agendas and other materials drafted by other parties, such as BNY Mellon, for Board meetings; providing such other information and assistance to shareholders as they may reasonably request; coordinating and executing the offering (or closure) of the Fund; and general oversight of the vendor community at large as well as industry trends to ensure that shareholders are receiving quality service and technical support.

Matthews Asia Funds

Under the Shareholder Services Agreement, the Funds pay an annual administration and shareholder servicing fee to Matthews, as a percentage of the average daily net assets of the Funds in aggregate, computed and prorated on a daily basis. Under an amendment to the Shareholder Services Agreement, effective December 1, 2010, the Funds pay 0.25% of their aggregate average daily net assets between $0 and $2 billion, 0.1834% of their aggregate average daily net assets between $2 billion and $5 billion, 0.15% of their aggregate average daily net assets between $5 billion and $7.5 billion, 0.125% of their aggregate average daily net assets between $7.5 billion and $15 billion, and .11% of their aggregate average daily net assets over $15 billion. The Fund has not paid any amounts under the Shareholder Services Agreement as of the date of this SAI.

Transfer Agent

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) is currently located at 760 Moore Road, King of Prussia, PA 19406 and provides transfer agency and dividend disbursing agent services for the Fund. As part of these services, BNY Mellon maintains records pertaining to the sale, redemption and transfer of the Fund’s shares and distributes the Fund’s cash distributions to shareholders.

Custodian

Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109 is the custodian of the Trust’s assets pursuant to a custodian agreement. Under the custodian agreement, Brown Brothers Harriman & Co. (i) maintains a separate account or accounts in the name of the Fund, (ii) holds and transfers portfolio securities on account of the Fund, (iii) accepts receipts and makes disbursements of money on behalf of the Fund, (iv) collects and receives all income and other payments and distributions on account of the Fund’s securities, and (v) makes periodic reports to the Board of Trustees concerning the Fund’s operations.

Counsel to the Trust

Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, 24th Floor, San Francisco, CA 94105 serves as counsel to the Trust.

Independent Registered Public Accounting Firm

[           ], Three Embarcadero Center, San Francisco, CA 94111, serves as the independent registered public accounting firm of the Trust. The firm provides audit services and assistance and consultation with respect to regulatory filings with the SEC. The books of the Fund will be audited at least once each year by [    ].

Matthews Asia Funds

Brokerage Allocation and Other Practices

Matthews is responsible for effecting portfolio transactions and will do so in a manner deemed fair and reasonable to the Fund. The primary consideration in all portfolio transactions will be seeking the best execution of the transaction taking into account the net proceeds of the transaction as well as qualitative factors.

In selecting and monitoring broker-dealers and negotiating commissions, Matthews may consider a number of factors, including, for example, net price, reputation, financial strength and stability, efficiency of execution and error resolution, block trading and block positioning capabilities, willingness to execute related or unrelated difficult transactions in the future and other matters involved in the receipt of brokerage services generally.

Matthews may also purchase from a broker or allow a broker to pay for certain execution-related and research services, including economic and market information, portfolio strategy advice, industry and company comments, technical data, recommendations, general reports, consultations, performance measurement data, on-line pricing and news services. The Fund does not engage in “directed brokerage,” or the compensation of a broker-dealer for promoting or selling the Fund’s shares by directing portfolio securities transactions to that broker or dealer.

Matthews may cause the Fund to pay a brokerage commission in excess of that which another broker-dealer might charge for effecting the same transaction in recognition of the value of these execution-related and research services. In such a case, however, Matthews will determine in good faith that such commission is reasonable in relation to the value of brokerage and research provided by such broker-dealer, viewed in terms of either the specific transaction or Matthews’ overall responsibilities to the portfolios over which Matthews exercises investment authority. Research services furnished by brokers through whom Matthews intends to effect securities transactions may be used in servicing all of Matthews’ accounts; not all of such services may be used by Matthews in connection with accounts that paid commissions to the broker providing such services. In conducting all of its soft dollar relationships, Matthews will seek to take advantage of the safe harbor provided by Section 28(e) of the Securities Exchange Act of 1934, as amended.

Matthews will attempt to allocate portfolio transactions among the Fund and other accounts on a fair basis whenever concurrent decisions are made to purchase or sell securities by the Fund and other accounts. In making such allocations between the Fund and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for recommending investments to the Fund and the other accounts. In some cases, this procedure could have an adverse effect on the Fund. In the opinion of Matthews, however, the results of such procedures will, on the whole, be in the best interests of each of the accounts it manages.

The Trust has not paid any brokerage commissions on behalf of the Fund as of the date of this SAI. The Fund does not currently hold any securities of its regular broker-dealers or the parent of its regular broker-dealers.  The Fund has not engaged in any brokerage transactions involving any brokers that are affiliated with the Trust or Matthews.

Matthews Asia Funds

Shares of Beneficial Interest

The Funds are authorized to issue an unlimited number of shares of beneficial interest, each with a $0.001 par value. Shares of a particular fund represent equal proportionate interests in the assets of that fund only, and have identical voting, dividend, redemption, liquidation and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares and no conversion rights.

The Funds, except for Matthews Asia Small Companies Fund, Matthews Asia Science and Technology Fund and Matthews Small China Companies Fund, currently offer shares in two separate Classes: Investor Class and Institutional Class. Matthews Asia Small Companies Fund, Matthews China Small Companies Fund and Matthews Asia Science and Technology Fund currently offer only Investor Class shares. Pursuant to the Trust’s Multiple Class Plan, the only differences among the various classes of shares relate solely to the following:  (a) each class may be subject to different class expenses as outlined in the relevant Prospectus; (b) each class may bear a different identifying designation; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) each class may provide for the automatic conversion of that class into another class.

Each whole share is entitled to one vote as to each matter on which it is entitled to vote, and each fractional share is entitled to a proportionate fractional vote. The voting rights of shareholders can be changed only by a shareholder vote.

The Fund may be terminated upon the sale and conveyance of its assets to another Fund, partnership, association, corporation, or entity, or upon the sale and conversion into money of its assets. The Trustees may terminate or sell all or a portion of the assets of the Fund without prior shareholder approval. In the event of the dissolution or liquidation of the Fund, shareholders of the Fund are entitled to receive the underlying assets of the Fund available for distribution.

The validity of shares of beneficial interest offered by this registration statement has been passed on by Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, 24th Floor, San Francisco, CA 94105.

All accounts will be maintained in book entry form and no share certificates will be issued.

Purchase, Redemption and Pricing of Shares

Purchase of Shares

The shares are offered to the public through the Underwriter or through investment professionals who may charge a fee for their services.

Determination of Net Asset Value

Generally, the NAV per share of each Class of the Fund will be determined as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The Fund does not determine NAV on days that the NYSE is closed and at other times described in the Prospectus. However, the Fund may, under extraordinary circumstances, calculate the NAV of their respective shares on days on which the NYSE is closed for trading. The NYSE is closed on the days on which the following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday and when such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

Matthews Asia Funds

The value of the Fund’s exchange-traded securities is based on market quotations for those securities, or on their fair value determined by or under the direction of the Fund’s Board of Trustees (as described below). Market quotations are provided by pricing services that are independent of the Fund and Matthews. Foreign exchange-traded securities are valued as of the close of trading on the primary exchange on which they trade. Securities that trade in over-the-counter markets, including most debt securities (bonds), may be valued using indicative bid and ask quotations from bond dealers or market makers, or other available market information, or on their fair value as determined by or under the direction of the Fund’s Board of Trustees (as described below). The Fund may also utilize independent pricing services to assist them in determining a current market value for each security based on sources believed to be reliable.

In addition, the Fund may be subject to short-term capital gains tax in India on gains realized upon disposition of Indian securities held less than one year. The tax is computed on net realized gains; any realized losses in excess of gains may be carried forward for a period of up to eight years to offset future gains. Any net taxes payable must be remitted to the Indian government prior to repatriation of sales proceeds. The Fund accrues a deferred tax liability for net unrealized short-term gains in excess of available carryforwards on Indian securities. This accrual may reduce the Fund’s net asset value.

Short-term fixed-income securities having a maturity of 60 days or less are valued at amortized cost, which the Board of Trustees believes represents fair value. When a security is valued at amortized cost, it is first valued at its purchase price. After it is purchased, it is valued by assuming a constant amortization to maturity of any discount or premium (because the Fund is highly likely to hold the security until it matures and then receive its face value), regardless of the way of changing interest rates could change the market value of the instrument.

Generally portfolio securities subject to a “foreign share” premium are valued at the local share prices (i.e., without including any foreign share premium). In addition, in certain countries shares may be purchased in a local class or, subject to certain limitations, in a class reserved for foreign purchasers. Foreign classes of securities frequently trade at a premium when any purchase limitations have been met. In such cases shares held in a foreign class will be valued at the foreign class price. However, foreign class shares will be valued at the local class price if either the foreign class is not full or the foreign class is not trading.

Foreign values of the Fund’s securities are converted to U.S. dollars using exchange rates determined as of the close of trading on the NYSE and in accordance with the Fund’s Pricing Policies. The Fund generally uses the foreign currency exchange rates deemed to be most appropriate by a foreign currency pricing service that is independent of the Fund and Matthews.

Trading in securities on Asia Pacific exchanges and over-the-counter markets is normally completed well before the close of the business day in New York. In addition, securities trading in Asia Pacific may not take place on all business days in New York. Furthermore, trading takes place in markets of Asia Pacific and in various foreign markets on days that are not business days on which the NYSE is open and therefore the Fund’s NAV are not calculated.

Matthews Asia Funds

The Fund has a Valuation Committee, comprised of at least one Trustee of the Trust, as well as certain employees of Matthews (some of whom may also be officers of the Fund), which reviews and monitors the pricing policies adopted by the Board. The Valuation Committee is responsible for determining the fair value of the Fund’s securities as needed in accordance with the pricing policies and performs such other tasks as the Board deems necessary. The Valuation Committee meets on an ad hoc basis to discuss issues relating to the valuation of securities held by the Fund. Committee members are required to report actions taken at their meetings at the next scheduled Board meeting following the Valuation Committee’s meeting.

Pursuant to its policies and procedures, the Fund values any exchange-traded security for which market quotations are unavailable or have become unreliable, and any over-the-counter security for which indicative quotes are unavailable, at that security’s fair market value. In general, the fair value of such securities is determined, in accordance with the Fund’s Pricing Policies and subject to the Board’s oversight, by a pricing service retained by the Fund that is independent of the Fund and Matthews. There may be circumstances in which the Fund’s independent pricing service is unable to provide a reliable price of a security. In addition, when establishing a security’s fair value, the independent pricing service may not take into account events that occur after the close of Asian markets but prior to the time the Fund calculate their NAVs. Similarly, there may be circumstances in which a foreign currency exchange rate is deemed inappropriate for use by the Fund or multiple appropriate rates exist. In such circumstances, the Board of Trustees has delegated the responsibility of making fair-value determinations to a Valuation Committee. In these circumstances, the Valuation Committee will determine the fair value of a security, or a fair exchange rate, in good faith, in accordance with the Fund’s Pricing Policies and subject to the oversight of the Board. When fair value pricing is employed (whether through the Fund’s independent pricing service or the Valuation Committee), the prices of a security used by the Fund to calculate its NAV typically differ from quoted or published prices for the same security for that day. In addition, changes in the Fund’s NAV may not track changes in published indices of, or benchmarks for, Asian Pacific securities. Similarly, changes in the Fund’s NAV may not track changes in the value of closed-end investment companies, exchange-traded funds or other similar investment vehicles.

Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the Fund’s shares into U.S. dollars at the prevailing market rates, as determined in accordance with the Fund’s Pricing Policies.

Redemption in Kind

At the organizational meeting of the Trust, the Trustees directed that the Trust elect to pay redemptions in cash as consistent with Rule 18f-1 of the 1940 Act. The Trustees further directed that Form N-18F-1 be filed with the SEC on the Trust’s behalf committing the Trust to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90 calendar day holding period to the lesser of $250,000 or 1% of the NAV of the Fund at the beginning of such period. This means that the Trust could, if the redemption is larger than $250,000 or 1% of the net asset value of the Funds, pay a redemption with the securities held in the Funds’ portfolio. If this occurred, the shareholder receiving these portfolio securities would incur transaction charges if such shareholder were to convert the securities into cash. Due to market restrictions in certain markets, the option of the Fund to redeem in kind may be limited.

Matthews Asia Funds

Equalization

For any of its fiscal years, the Fund may use an accounting method (known as “equalization”) that is designed to allocate equitably the tax burden of the Fund to all of its shareholders regardless of when during a tax year an individual shareholder redeemed (if ever) his or her shares of the Fund. Equalization allocates a pro rata share of taxable income to departing shareholders when they redeem shares of the Fund, reducing the amount of the distribution to be made to remaining shareholders of the Fund.

           Dividends and Distributions

Dividends from net investment income, if any, are normally declared and paid by the Fund in December. Capital gains distributions, if any, are normally made after October 31. The Fund may make additional payments of dividends or distributions if they deem it to be desirable and in the best interests of shareholders at other times during the year. Any dividend or distributions paid by the Fund have the effect of reducing the net asset value per share on the record date by the amount of the dividend of distribution. To the extent the Fund make a mid-year distribution of realized capital gains, the Fund run the risk of over-distributing because subsequent capital losses realized prior to October 31 may more than offset the amount of the distribution. An over-distribution of capital gains is in effect a return of capital. Therefore, the Fund will only make a special mid-year distribution of capital gains in circumstances where the Board of Trustees has determined that it is more likely than not to be in the best interests of shareholders generally and that the amount of the distribution is not likely to result in an unintended return of capital.

Taxation of the Fund

In General

The Fund has elected and intends to continue to qualify each year as a regulated investment company under Subchapter M of the Code. In order to so qualify for any taxable year, a fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership; (ii) distribute at least 90% of its dividend, interest and certain other income each year; and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a fund’s total assets and 10% of the outstanding voting securities of such issuer, and have no more than 25% of its assets invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer, or of two or more issuers which the fund controls and which are engaged in the same, similar or related trades and businesses, or of one or more qualified publicly traded partnerships.

Matthews Asia Funds

To the extent the Fund qualifies for treatment as a regulated investment company, they will not be subject to Federal income tax on income paid to shareholders in the form of dividends or capital gains distributions.

An excise tax will be imposed on the excess, if any, of the Fund’s “required distributions” over actual distributions in any calendar year. Generally, the “required distribution” is 98% of the Fund’s ordinary income for the calendar year plus 98% of its net capital gains recognized during the one-year period ending on October 31 plus undistributed and untaxed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax. Dividends declared by the Fund during October, November or December to shareholders of record during such months and paid by January 31 of the following year. Such distributions will be taxable in the year they are declared, rather than the year in which they are received.

Shareholders will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions of net investment income and net capital gains, if any, will be taxable to shareholders without regard to how long a shareholder has held shares of the Fund. Dividends paid by the Fund may qualify in part for the dividends received deduction for corporations.

The Fund will notify shareholders each year of the amount of dividends and distributions, and the portion of their dividends which qualify for the corporate dividends-received deduction or any reduced rate of taxation applicable to “qualified dividends.”

At the time of an investor’s purchase of Fund shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the Fund’s portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions by the Fund with respect to these shares from such appreciation or income may be taxable to such investor even if the trading value of the investor’s shares is, as a result of the distributions, reduced below the investor’s cost for such shares and the distributions economically represent a return of a portion of the investment.

Taxes Regarding Options, Futures and Foreign Currency Transactions

When the Fund writes a call, or purchase a put option, an amount equal to the premium received or paid by it is included in the Fund’s accounts as an asset and as an equivalent liability. In writing a call, the amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option that the Fund has written expires on its stipulated expiration date, the Fund recognizes a short-term capital gain. If the Fund enters into a closing purchase transaction with respect to an option that the Fund has written, the Fund realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option that the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

The premium paid by the Fund for the purchase of a put option is recorded in the Fund’s assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option that the Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for Federal income tax purposes in the amount of the cost of the option. If the Fund exercises a put option, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale, which will be decreased by the premium originally paid.

Matthews Asia Funds

Accounting for options on certain stock indices will be in accordance with generally accepted accounting principles. The amount of any realized gain or loss on closing out such a position will result in a realized gain or loss for tax purposes. Such options held by the Fund at the end of each fiscal year on a broad-based stock index will be required to be “marked-to-market” for federal income tax purposes. 60% of any net gain or loss recognized on such deemed sales or on any actual sales it will be treated as long-term capital gain or loss and the remainder will be treated as short-term capital gain or loss (“60/40 gain or loss”). Certain options, futures contracts and options on futures contracts utilized by the Fund are “Section 1256 contracts.” Any gains or losses on Section 1256 contracts held by the Fund at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as a 60/40 gain or loss.

Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to stockholders.

           Other Foreign Tax Issues

In India, a tax of 15% plus surcharges is currently imposed on gains from sales of equities held not more than one year and sold on a recognized stock exchange in India. Gains from sales of equity securities in other cases are taxed at a rate of 30% plus surcharges (for securities held not more than one year) and 10% (for securities held for more than one year). There is no tax on gains from sales of equities held for more than one year and sold on a recognized stock exchange in India.

Also in India, the tax rate on gains from sales of listed debt securities is currently 10% plus surcharges if the securities have been held more than one year and 30% plus surcharges if the securities have been held not more than one year. Securities transaction tax applies for specified transactions at specified rates. India imposes a tax on interest on securities at a rate of 20% plus surcharges. This tax is imposed on the investor and payable prior to repatriation of sales proceeds. The tax is computed on net realized gains; any realized losses in excess of gains may be carried forward for a period of up to 8 years to offset future gains. India imposes a tax on dividends paid by an Indian company at a rate of 12.5% plus surcharges. This tax is imposed on the company that pays the dividends. Please refer to the Purchase, Redemption and Pricing of Shares section for information on how treatment of these taxes may affect the Fund’s daily NAV.

Matthews Asia Funds

Taxes incurred on the Fund’s short-term realized gains may lower the potential short-term capital gains distribution of the Fund. Any taxes paid in India by the Fund on short-term realized gains will be available to be included in the calculation of the Fund’s foreign tax credit that is passed through to shareholders via Form 1099-DIV. Although taxes incurred on short-term gains may lower the potential short-term capital gains distribution of the Fund, they also potentially lower, to a larger extent, the total return of the Fund as proceeds from sales are reduced by the amount of the tax.

China has recently adopted certain revisions to its tax laws and regulations that may result in holdings of the Fund in companies headquartered in China (whether A shares, B shares, H shares or shares traded in depositary receipt form) being subject to withholding taxes and taxes on capital gains.  While the application of these changes to the Fund remains subject to clarification, to the extent that such taxes are imposed on holdings of the Fund in companies headquartered in China, or withholding is imposed, the Fund’s returns would be adversely impacted.

Under the U.S.-South Korea income tax treaty, as presently in effect, the government of South Korea imposes a non-recoverable withholding tax and resident tax aggregating 16.5% on dividends and 13.2% on interest paid by South Korean issuers. Under U.S.-South Korea income tax treaty, there is no South Korean withholding tax on realized capital gains.

The Fund considers the impact of a country’s tax laws and regulations, as well as withholding, when considering investment decisions.  The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all applicable Federal or foreign tax consequences of an investment in the Fund. Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local taxes, as well as any foreign tax implications.

Federal law requires that the Fund withhold (as “backup withholding”) 28% of reportable payments, including dividends, capital gain distributions and the proceeds of redemptions and exchanges or repurchases of Fund shares, paid to stockholders who have not complied with IRS regulations. In order to avoid this withholding requirement, stockholders must certify on their Account Applications, or on separate IRS Forms W-9, that the Social Security Number or other Taxpayer Identification Number they provide is their correct number and that they are not currently subject to backup withholding, or that they are exempt from backup withholding.

The foregoing discussion relates solely to U.S. investors. Non-U.S. investors should consult their tax advisors concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by treaty).

Matthews Asia Funds

Other Information

Statements contained in the Prospectus or in this SAI as to the contents of any contract or other document referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this SAI form a part. Each such statement is qualified in all respects by such reference.

Reports to Shareholders

Shareholders will receive unaudited semi-annual reports describing the Fund’s investment operations and annual financial statements audited by independent certified public accountants. Inquiries regarding the Fund may be directed to Matthews at (800) 789-ASIA [2742].

Financial Statements

The Fund has just commenced operations as of the date of this SAI and therefore does not have any financial statements to present.

Matthews Asia Funds

Appendix: Bond Ratings

The Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) or Fitch Inc., (“Fitch”), or, if unrated, determined by Matthews to be of comparable quality). The percentage of the Fund’s assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

•	High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by Matthews.
•	Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by Matthews.
•
Below Investment Grade, High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s, BBB by S&P or Fitch and comparable securities. They are considered predominantly speculative with respect to the issuer’s ability to repay principal and interest.

The following is a description of the ratings categories used by Moody’s, S&P and Fitch applicable to fixed income securities.

Moody’s classifies corporate bonds as follows:

 “Aaa” – Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

“Aa” – Bonds are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the “Aaa” securities.

“A” – Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

“Baa” – Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

“Ba” – Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Matthews Asia Funds

“B” – Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

“Caa” – Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

“Ca” – Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

“C” – Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

Moody’s classifies corporate short-term debt as follows:

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Matthews Asia Funds

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P describes classification of corporate and municipal debt as follows:

“AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated “BB,” “B,” “CCC,” “CC” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “CC” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” – The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

“D” – An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payment will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Matthews Asia Funds

PLUS (+) OR MINUS (-) – The ratings from “AA” through “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Provisional ratings:

“p”
The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

“r”
The “r” is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.:	Not rated.

Fitch describes classification of long term credit ratings of debt securities as follows:

“AAA”: Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA”: Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A”: High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB”: Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Matthews Asia Funds

“BB”: Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

“B”: Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

“CCC,” “CC,” “C”: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

“DDD,” “DD,” “D”: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50%-90%, and “D” the lowest recovery potential, i.e., below 50%. Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect for repaying all obligations.

“NR” indicates that Fitch does not rate the issuer or issue in question.

Withdrawn: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative,” for a potential downgrade, or “Evolving,” if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

A Rating Outlook indicates the direction a rating is likely to move over a one to two year period. Outlooks may be positive, stable, or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, companies whose outlooks are “stable” could be downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

Matthews Asia Funds

MATTHEWS INTERNATIONAL FUNDS

Form N-1A
Part C - Other Information

Item 28.	Exhibits

(a)	Trust Instrument and Certificate of Trust is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 5 on December 26, 1996.

(b)	By-Laws are incorporated herein by reference to and were filed electronically with Post-Effective Amendment No. 5 on December 26, 1996.

(c)	Not Applicable.

(d)(1)
Form of Investment Advisory Agreement between Matthews International Funds and Matthews International Capital Management, LLC, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(d)(2)
Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds on behalf of the Matthews Asia Pacific Fund, dated October 31, 2003, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(d)(3)
Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds on behalf of each series of the Trust, dated August 31, 2004, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 22 on October 28, 2004.

(d)(4)
Amended Appendix A to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, dated August 12, 2005 to reflect the addition of the Matthews India Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(d)(5)
Amended Appendix A to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, dated August 11, 2006 to reflect the addition of the Matthews Asia Dividend Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(d)(6)
Amendment to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, dated August 31, 2007 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 32, effective April 29, 2008.

(d)(7)
Amendment to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, dated September 15, 2008, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(d)(8)
Amended Appendix A to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, dated November 30, 2009 to reflect the addition of the Matthews China Dividend Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 39 on February 26, 2010.

(e)(1)
Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated December 31, 2000, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on July 16, 2001.

(e)(2)
Amended Schedule A to Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated August 15, 2003 to reflect the addition of the Matthews Asia Pacific Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(e)(3)
Amended Schedule A to Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated August 12, 2005 to reflect the addition of the Matthews India Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(e)(4)
Amended Schedule A to Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated August 11, 2006 to reflect the addition of the Matthews Asia Dividend Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(e)(5)
Form of Amended Schedule A to Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated September 15, 2008 to reflect the addition of the Matthews Asia Small Companies Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(e)(6)
Amended Schedule A to Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated November 30, 2009 to reflect the addition of the Matthews China Dividend Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 39 on February 26, 2010.

(e)(7)
Underwriting Agreement between Matthews International Funds and BNY Mellon Distributors Inc. dated July 1, 2010, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 41 on August 27, 2010.

(f)	Not Applicable.

(g)	Custodian Agreement with Brown Brothers Harriman & Co. dated July 20, 2007 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 32 on April 29, 2008.

(g)(1)
Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co. dated September 15, 2008 to reflect the addition of the Matthews Asia Small Companies Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(g)(2)
Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co. dated November 12, 2009 to reflect the addition of the Matthews China Dividend Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 38 on November 30, 2009.

(h)(1)
Investment Company Services Agreement for Matthews International Funds with FPS Services, Inc., dated October 1, 1997, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 8 on December 31, 1997.

(h)(1)(i)
Amendment to Investment Company Services Agreement dated November 11, 1997, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 8 on December 31, 1997.

(h)(1)(ii)	Amendment to Investment Company Services Agreement, dated July 31, 1998, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(h)(1)(iii)
Amendment to Investment Company Services Agreement, dated December 30, 1998, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(h)(1)(iv)
Amendment No. 3 to Investment Company Services Agreement, dated October 15, 1999, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 13 on December 20, 1999.

(h)(1)(v)
Amendment to Investment Company Services Agreement, dated December 1, 1999, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 13 on December 20, 1999.

(h)(1)(vi)	Amendment to Investment Company Services Agreement, dated May 1, 2001, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(h)(1)(vii)
Anti-Money Laundering and Privacy Amendment to Investment Company Services Agreement, dated July 24, 2002, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 18 on July 18, 2003.

(h)(1)(viii)	Amendment to Investment Company Services Agreement, dated August 1, 2002, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 18 on July 18, 2003.

(h)(1)(ix)
Amendment to Investment Company Services Agreement, dated August 15, 2003 to reflect the addition of the Matthews Asia Pacific Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(h)(1)(x)
Customer Identification Services Amendment to Investment Company Services Agreement, dated October 1, 2003, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(h)(1)(xi)
Amended and Restated Investment Company Services Agreement, dated June 1, 2004, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(h)(1)(xii)
Amended Schedule A to Investment Company Services Agreement, dated August 12, 2005 to reflect the addition of the Matthews India Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(h)(1)(xiii)
Amended Schedule A to Investment Company Services Agreement, dated August 11, 2006 to reflect the addition of the Matthews Asia Dividend Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(h)(1)(xiv)	Amendment to Investment Company Services Agreement, dated May 8, 2007, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 32 on April 29, 2008.

(h)(1)(xv)
Second Amended and Restated Investment Company Services Agreement, dated April 2, 2008, with effect from April 1, 2007 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 33 on June 18, 2008.

(h)(1)(xvi)
Services Standards related to the Second Amended and Restated Investment Company Services Agreement, dated April 2, 2008, with effect from April 1, 2007 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 33 on June 18, 2008.

(h)(1)(xvii)
Form of Amended Schedule A to Second Amended and Restated Investment Company Services Agreement, dated September 15, 2008, to reflect the addition of the Matthews Asia Small Companies Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(h)(1)(xviii)
Amended Schedule A to Second Amended and Restated Investment Company Services Agreement, dated November 30, 2009, to reflect the addition of the Matthews China Dividend Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 39 on February 26, 2010.

(h)(2)(i)
Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated April 17, 1998 and as amended April 3, 2002, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 18 on July 18, 2003.

(h)(2)(ii)
Amendment to Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 15, 2003 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(h)(2)(iii)
Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 31, 2004 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 22 on October 28, 2004.

(h)(2)(iv)
Amended Schedule A to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 12, 2005 to reflect the addition of the Matthews India Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(h)(2)(v)
Amended Schedule A to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 11, 2006, to reflect the addition of the Matthews Asia Dividend Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(h)(2)(vi)
Amended Schedule B to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 11, 2006, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 30 on October 31, 2006.

(h)(2)(vii)
Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 31, 2007, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 32 on April 29, 2008.

(h)(2)(viii)
Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management dated September 15, 2008 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(h)(2)(ix)
Amendment to Exhibit A to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC dated November 30, 2009 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 39 on February 26, 2010.

(h)(3)(i)
Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated November 14, 2003 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 28 on April 28, 2006.

(h)(3)(ii)
Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 12, 2005 to reflect the addition of the Matthews India Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 28 on April 28, 2006.

(h)(3)(iii)
Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 11, 2006 to reflect the addition of the Matthews Asia Dividend Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(h)(3)(iv)
Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated as of April 23, 2007, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 31 on April 30, 2007.

(h)(3)(v)
Amended Exhibit A to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated September 15, 2008, to reflect the addition of the Matthews Asia Small Companies Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(h)(3)(vi)
Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated as of April 29, 2009 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 36 on April 29, 2009.

(h)(3)(vii)
Amended Exhibit A to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC dated November 30, 2009 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 39 on February 26, 2010.

(i)(1)
Legal Opinion of Counsel is incorporated herein by reference to and was filed electronically with Post–Effective Amendment Nos. 13, 19, 17, 30, 35 and 38 on December 20, 1999, September 26, 2003, October 31, 2005, October 31, 2006, September 15, 2008 and November 30, 2009, respectively.

(i)(2)	Legal Opinion with respect to the Matthews China Small Companies Fund and Consent of Counsel to be filed by amendment.

(j)	Consent of Independent Registered Public Accounting Firm to be filed by amendment.

(k)	Not Applicable.

(l)	Not Applicable.

(m)(1)	12b-1 Plan is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 13 on December 20, 1999.

(m)(2)	Distribution Plan – Class A dated August 13, 2004 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(n)	Multiple Class Plan is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 41 on August 27, 2010.

(o)	Not Applicable.

(p)(1)	Code of Ethics of Matthews International Funds is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(p)(2)	Code of Ethics of Matthews International Capital Management, LLC is incorporated herein by reference to and filed electronically with Post-Effective Amendment No. 14 on October 12, 2000.

(p)(3)
Code of Ethics of Matthews Asian Funds and Matthews International Capital Management, LLC, dated December 15, 2003, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(p)(4)
Code of Ethics of Matthews Asian Funds and Matthews International Capital Management, LLC, dated October 11, 2004, is incorporated herein by reference and was filed electronically with Post-Effective Amendment No. 23 on December 29, 2004.

(p)(5)
Code of Ethics of Matthews Asian Funds and Matthews International Capital Management, LLC, dated May 2005, is incorporated herein by reference and was filed electronically with Post-Effective Amendment No. 26 on August 10, 2005.

(p)(6)
Code of Ethics of Matthews Asian Funds and Matthews International Capital Management, LLC, dated June 2007, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 32 on April 29, 2008.

(p)(7)
Code of Ethics of Matthews Asia Funds and Matthews International Capital Management, LLC, dated June 1, 2009, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 37 on September 16, 2009.

(q)(1)	Power of Attorney dated, November 14, 2003, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(q)(2)	Power of Attorney dated, January 27, 2004, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 21 on January 28, 2004.

(q)(3)	Power of Attorney dated, August 12, 2005, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(q)(4)	Power of Attorney dated, May 25, 2006, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(q)(5)	Power of Attorney, dated February 28, 2008, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 32 on April 29, 2008.

(q)(6)	Power of Attorney, dated February 23, 2010, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 39 on February 26, 2010.

Item 29.	Persons Controlled by or Under Common Control with the Registrant
Not Applicable.

Item 30.	Indemnification

Section 10.2 of the Registrant’s Trust Instrument provides as follows:

10.2 Indemnification.  The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person.  The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust.  The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this Section 10.2.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Section 10.3 of the Registrant’s Trust Instrument, incorporated herein by reference as Exhibit 1 to Post-Effective Amendment No. 5, also provides for the indemnification of shareholders of the Registrant.  Section 10.3 states as follows:

10.3 Shareholders.  In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability.  The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets of the Series.

In addition, Registrant currently has a trustees’ and officers’ liability policy covering certain types of errors and omissions.  In addition, the Registrant has entered into an Indemnification Agreement with each Trustee providing for indemnification and advancement of expenses consistent with the Registrant’s Trust Instrument and applicable state and federal statutes.

Item 31.	Business and Other Connections of Advisor

The sole business activity of Matthews International Capital Management, LLC, Four Embarcadero Center, Suite 550, San Francisco, CA 94111 (“Matthews”), is to offer continuous investment management supervision to client portfolios.  Matthews is registered under the Investment Advisers Act of 1940, as amended.  Information as to the directors and officers of Matthews is as follows:

Name and Position with Matthews	Other Company	Position With Other Company
G. Paul Matthews Director and Portfolio Manager	Matthews Asian Selections Funds PLC Floor 3 Brooklawn House Crampton Ave. Ballsbridge Dublin 4, Ireland	Director
Mark W. Headley Director, Chairman and Portfolio Manager	N/A

William J. Hackett Chief Executive Officer, President and Secretary
Matthews Asian Selections Funds PLC
Floor 3
Brooklawn House
Crampton Ave.
Ballsbridge
Dublin 4, Ireland

Matthews Asia Funds SICAV
6, route de Treves
L-2633 Senningerberg
Grand Duchy of Luxembourg

Matthews Global Investors S.àr.l.
19, rue de Bitbourg
L-1273 Luxembourg
Grand Duchy of Luxembourg

Matthews Global Investors (Hong Kong) Limited
Two Pacific Place
Hong Kong SAR

Director Director Director Director
Robert Horrocks Chief Investment Officer and Portfolio Manager	Mirae Asset Global Investments (Hong Kong) Limited Level 15, Three Pacific Place, 1 Queen’s Road East Hong Kong	Head of Research

John P. McGowan Senior Vice President of Business Administration
Matthews Asian Selections Funds PLC
Floor 3
Brooklawn House
Crampton Ave.
Ballsbridge
Dublin 4, Ireland

Matthews Asia Funds SICAV
6, route de Treves
L-2633 Senningerberg
Grand Duchy of Luxembourg

Matthews Global Investors S.àr.l.
19, rue de Bitbourg
L-1273 Luxembourg
Grand Duchy of Luxembourg

Director Director Director
Timothy B. Parker General Counsel
Matthews Asia Funds SICAV
6, route de Treves
L-2633 Senningerberg
Grand Duchy of Luxembourg

Matthews Global Investors S.àr.l.
19, rue de Bitbourg
L-1273 Luxembourg
Grand Duchy of Luxembourg

Matthews Global Investors (Hong Kong) Limited
Two Pacific Place
Hong Kong SAR

Director and Conducting Officer Director Director
Manoj Pombra Chief Compliance Officer	N/A
James E. Walter Executive Vice President	N/A
Jeffrey D. Lovell Director
Lovell Minnick Partners, LLC
The Plaza at Continental Park
2141 Rosecrans Avenue
Suite 5150
El Segundo, CA 90245

Lovell Minnick Equity Partners III
The Plaza at Continental Park
2141 Rosecrans Avenue Suite 5150
El Segundo, CA 90245

Lovell Minnick Equity Partners III-A
The Plaza at Continental Park
2141 Rosecrans Avenue Suite 5150
El Segundo, CA 90245

Duff & Phelps Corp.
55 East 52nd Street
31st Floor
New York, NY 10055

Leerink Swann Holdings LLC
One Federal Street
37th Floor
Boston, MA 02110

Mercer Advisors Inc.
7201 East Princess Blvd.
Scottsdale, AZ 85255

ALPS Holdings Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

Berkeley Capital Management LLC
One Bush Street
12th Floor
San Francisco, CA 94104

Chairman Director Director Director Director Director Director Director
Christopher J. Carey Director	City National Bank 555 South Flower Street Los Angeles, CA 90071	Chief Financial Officer

Item 32.  Principal Underwriter

(a)
BNY Mellon Distributors Inc. (the“Distributor”) is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the FINRA.  As of February 1, 2011, the Distributor acted as principal underwriter for the following investment companies:

Aston Funds
E.I.I. Realty Securities Trust

FundVantage Trust
GuideStone Funds
Highland Floating Rate Fund
Highland Floating Rate Advantage Fund
Highland Funds I
The Industry Leaders Fund
Kalmar Pooled Investment Trust
Matthews International Funds, d/b/a Matthews Asia Funds
Metropolitan West Funds
The Motley Fool Funds Trust
New Alternatives Fund, Inc.
Old Westbury Funds, Inc.
The RBB Fund, Inc.
Stratton Multi-Cap Fund, Inc.
Stratton Real Estate Fund, Inc.
The Stratton Funds, Inc.
The Torray Fund

(b)
The Distributor is a Massachusetts corporation located at 760 Moore Road, King of Prussia, PA 19406.  The Distributor is a wholly owned subsidiary of BNY Mellon Distributors Holdings Inc. a wholly owned subsidiary of The Bank of New York Mellon Corporation, a publicly traded company.

The following is a list of the directors and executive officers of the Distributor:

Board of Directors

Name	Position	Effective Date
Michael DeNofrio	Director	April 26, 2007
Steven Turowski	Director	August 30, 2007
John F. Fulgoney	Director	January 11, 2011
Dennis J. Westley	Director	March 4, 2008

Officers

Name	Position(s) with Distributor	Effective Date
John F. Fulgoney	President and Chief Executive Officer	January 18, 2011
Bruno Di Stefano	Vice President	April 11, 2007
Susan K. Moscaritolo	Vice President, Secretary and Clerk	VP - April 11, 2007 Secretary and Clerk – May 29, 2007

Matthew O. Tierney	Treasurer and Financial Operations Principal, Chief Financial Officer	August 19, 2008
Felicia Antonio	Chief Compliance Officer	August 27, 2010
Jodi Jamison	Chief Legal Officer	April 11, 2007
Ellen C. Krause	Chief Risk Officer	March 26, 2009
Maria C. Schaffer	Controller and Assistant Treasurer	April 11, 2007
John J. Munera	Anti-Money Laundering Officer	April 11, 2007
Ronald Berge	Assistant Vice President	April 11, 2007
Dianna A. Stone	Assistant Secretary and Assistant Clerk	November 27, 2007
Kevin D. Peterson	Assistant Treasurer – Tax	July 1, 2010
Gary E. Abbs	Assistant Treasurer – Tax	July 1, 2010
Joanne S. Huber	Assistant Treasurer – Tax	July 1, 2010
Barbara J. Parrish	Assistant Secretary	July 1, 2010
Mary Lou Olinski	Assistant Secretary	July 1, 2010
Cristina Rice	Assistant Secretary	July 1, 2010

(c)	Not Applicable

Item 33.	Location of Accounts and Records

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)	With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(i)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant’s Custodian:

Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109-3661.

(b)
With respect to Rules 31a-1(a); 31a-1(b)(2)(i)(c), (d), (e) and (f); (4); and 31a-1(f), the required books and records are maintained at the offices of Registrant’s Administrator, Transfer Agent and Fund Accounting Services Agent:

BNY Mellon Investment Servicing (US) Inc., 760 Moore Road, King of Prussia, PA 19406-0903.

(c)	With respect to Rules 31a-1(b)(4), (5), (6), (9), (10) and (11) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant’s Advisor:

Matthews International Capital Management, LLC, Four Embarcadero Center, Suite 550, San Francisco, CA 94111

(d)	With respect to Rule 31a-1(f), the required books and records are maintained at Registrant’s agent:

Omgeo LLC, 22 Thompson Place, Boston, MA 02210

Item 34.	Management Services

Not Applicable.

Item 35.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 43 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco and State of California on the 15th day of March, 2011.

Matthews International Funds

By /s/ William J. Hackett
William J. Hackett, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 43 to the Registration Statement of Matthews International Funds has been signed below by the following persons on the 15th day of March, 2011, in the capacities indicated.

Signature	Capacity	Date

/s/ William J. Hackett	President and Principal Executive Officer	March 15, 2011
William J. Hackett

/s/ Shai Malka	Treasurer	March 15, 2011
Shai Malka

Geoffrey H. Bobroff*	Trustee	March 15, 2011
Geoffrey H. Bobroff

Jonathan Zeschin*	Trustee	March 15, 2011
Jonathan Zeschin

G. Paul Matthews*	Trustee	March 15, 2011
G. Paul Matthews

Rhoda Rossman*	Trustee	March 15, 2011
Rhoda Rossman

Toshi Shibano*	Trustee	March 15, 2011
Toshi Shibano

Richard K. Lyons*	Trustee	March 15, 2011
Richard K. Lyons

* By:	/s/ John P. McGowan
as Attorney-in-Fact and Agent pursuant to Power of Attorney